UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number File No. 811-09301

TIAA-CREF FUNDS

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Terry H. Lin, Esq.

TIAA-CREF Funds

730 Third Avenue

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: May 31

Date of reporting period: February 28, 2017

Item 1. Schedule of Investments.

TIAA-CREF LIFECYCLE FUNDS – Lifecycle Retirement Income Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE RETIREMENT INCOME FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2017

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.6%(a)

DIRECT REAL ESTATE - 0.6%
288,545	(b)(c)	TIAA-CREF Real Property Fund LP (purchased 7/1/16-2/10/17, cost $2,929,041)	$2,931,616
		TOTAL DIRECT REAL ESTATE	2,931,616

FIXED INCOME - 39.4%
9,363,866		TIAA-CREF Bond Fund	96,635,094
5,820,066		TIAA-CREF Bond Plus Fund	60,412,289
872,497		TIAA-CREF Emerging Markets Debt Fund	8,786,049
936,237		TIAA-CREF High-Yield Fund	9,259,384
959,394		TIAA-CREF International Bond Fund	9,229,371
		TOTAL FIXED INCOME	184,322,187

INFLATION-PROTECTED ASSETS - 9.9%
4,036,958		TIAA-CREF Inflation-Linked Bond Fund	46,303,905
		TOTAL INFLATION-PROTECTED ASSETS	46,303,905

INTERNATIONAL EQUITY - 11.9%
839,742		TIAA-CREF Emerging Markets Equity Fund	8,422,612
2,215,523		TIAA-CREF Enhanced International Equity Index Fund	15,508,660
1,185,887		TIAA-CREF International Equity Fund	12,511,105
1,125,808		TIAA-CREF International Opportunities Fund	11,989,854
665,643		TIAA-CREF International Small-Cap Equity Fund	7,062,477
		TOTAL INTERNATIONAL EQUITY	55,494,708

SHORT-TERM FIXED INCOME - 9.9%
4,481,018		TIAA-CREF Short-Term Bond Fund	46,333,729
		TOTAL SHORT-TERM FIXED INCOME	46,333,729

U.S. EQUITY - 27.9%
1,769,017		TIAA-CREF Enhanced Large-Cap Growth Index Fund	21,245,891
2,124,229		TIAA-CREF Enhanced Large-Cap Value Index Fund	21,475,956
2,089,086		TIAA-CREF Growth & Income Fund	26,761,196
1,425,475		TIAA-CREF Large-Cap Growth Fund	23,734,158
1,270,562		TIAA-CREF Large-Cap Value Fund	23,962,795
389,913		TIAA-CREF Small-Cap Equity Fund	7,439,546
497,921		TIAA-CREF Small/Mid-Cap Equity Fund	5,551,820
		TOTAL U.S. EQUITY	130,171,362

		TOTAL AFFILIATED INVESTMENT COMPANIES	465,557,507
		(Cost $431,494,923)

		TOTAL INVESTMENTS - 99.6%	465,557,507
		(Cost $431,494,923)
		OTHER ASSETS & LIABILITIES, NET - 0.4%	1,918,615
		NET ASSETS - 100.0%	$467,476,122

(a)	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Institutional Class shares of the affiliated TIAA-CREF Funds.
(b)	Indicates a security that has been deemed illiquid.
(c)	Restricted security. At 2/28/17, the total value of these securities amounted to $2,931,616 or 0.6% of net assets.
1

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2010 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2010 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2017

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.7%(a)

DIRECT REAL ESTATE - 0.6%
750,832	(b)(c)	TIAA-CREF Real Property Fund LP (purchased 7/1/16-2/10/17, cost $7,620,279)	$7,628,456
		TOTAL DIRECT REAL ESTATE	7,628,456

FIXED INCOME - 38.8%
23,346,397		TIAA-CREF Bond Fund	240,934,813
14,519,834		TIAA-CREF Bond Plus Fund	150,715,874
2,178,308		TIAA-CREF Emerging Markets Debt Fund	21,935,561
2,335,621		TIAA-CREF High-Yield Fund	23,099,290
2,390,502		TIAA-CREF International Bond Fund	22,996,631
		TOTAL FIXED INCOME	459,682,169

INFLATION-PROTECTED ASSETS - 8.6%
8,853,224		TIAA-CREF Inflation-Linked Bond Fund	101,546,476
		TOTAL INFLATION-PROTECTED ASSETS	101,546,476

INTERNATIONAL EQUITY - 12.9%
2,313,502		TIAA-CREF Emerging Markets Equity Fund	23,204,422
6,108,424		TIAA-CREF Enhanced International Equity Index Fund	42,758,968
3,260,746		TIAA-CREF International Equity Fund	34,400,869
3,103,715		TIAA-CREF International Opportunities Fund	33,054,560
1,827,990		TIAA-CREF International Small-Cap Equity Fund	19,394,972
		TOTAL INTERNATIONAL EQUITY	152,813,791

SHORT-TERM FIXED INCOME - 8.6%
9,828,877		TIAA-CREF Short-Term Bond Fund	101,630,592
		TOTAL SHORT-TERM FIXED INCOME	101,630,592

U.S. EQUITY - 30.2%
4,871,823		TIAA-CREF Enhanced Large-Cap Growth Index Fund	58,510,589
5,847,399		TIAA-CREF Enhanced Large-Cap Value Index Fund	59,117,203
5,746,114		TIAA-CREF Growth & Income Fund	73,607,724
3,929,706		TIAA-CREF Large-Cap Growth Fund	65,429,609
3,494,299		TIAA-CREF Large-Cap Value Fund	65,902,471
1,074,524		TIAA-CREF Small-Cap Equity Fund	20,501,926
1,374,430		TIAA-CREF Small/Mid-Cap Equity Fund	15,324,894
		TOTAL U.S. EQUITY	358,394,416

		TOTAL AFFILIATED INVESTMENT COMPANIES	1,181,695,900
		(Cost $1,039,949,147)

		TOTAL INVESTMENTS - 99.7%	1,181,695,900
		(Cost $1,039,949,147)
		OTHER ASSETS & LIABILITIES, NET - 0.3%	3,913,039
		NET ASSETS - 100.0%	$1,185,608,939

(a)	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Institutional Class shares of the affiliated TIAA-CREF Funds.
(b)	Indicates a security that has been deemed illiquid.
(c)	Restricted security. At 2/28/17, the total value of these securities amounted to $7,628,456 or 0.6% of net assets.
2

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2015 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2015 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2017

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.9%(a)

DIRECT REAL ESTATE - 0.7%
1,189,355	(b)(c)	TIAA-CREF Real Property Fund LP (purchased 7/1/16-2/10/17, cost $12,070,118)	$12,083,851
		TOTAL DIRECT REAL ESTATE	12,083,851

FIXED INCOME - 37.8%
36,113,534		TIAA-CREF Bond Fund	372,691,676
22,458,888		TIAA-CREF Bond Plus Fund	233,123,253
3,369,611		TIAA-CREF Emerging Markets Debt Fund	33,931,978
3,616,577		TIAA-CREF High-Yield Fund	35,767,947
3,693,300		TIAA-CREF International Bond Fund	35,529,544
		TOTAL FIXED INCOME	711,044,398

INFLATION-PROTECTED ASSETS - 6.6%
10,808,553		TIAA-CREF Inflation-Linked Bond Fund	123,974,106
		TOTAL INFLATION-PROTECTED ASSETS	123,974,106

INTERNATIONAL EQUITY - 14.4%
4,098,466		TIAA-CREF Emerging Markets Equity Fund	41,107,613
10,796,158		TIAA-CREF Enhanced International Equity Index Fund	75,573,103
5,765,297		TIAA-CREF International Equity Fund	60,823,882
5,500,946		TIAA-CREF International Opportunities Fund	58,585,071
3,249,185		TIAA-CREF International Small-Cap Equity Fund	34,473,853
		TOTAL INTERNATIONAL EQUITY	270,563,522

SHORT-TERM FIXED INCOME - 6.6%
11,996,442		TIAA-CREF Short-Term Bond Fund	124,043,214
		TOTAL SHORT-TERM FIXED INCOME	124,043,214

U.S. EQUITY - 33.8%
8,625,964		TIAA-CREF Enhanced Large-Cap Growth Index Fund	103,597,822
10,352,824		TIAA-CREF Enhanced Large-Cap Value Index Fund	104,667,049
10,185,997		TIAA-CREF Growth & Income Fund	130,482,627
6,968,255		TIAA-CREF Large-Cap Growth Fund	116,021,440
6,197,211		TIAA-CREF Large-Cap Value Fund	116,879,397
1,906,416		TIAA-CREF Small-Cap Equity Fund	36,374,409
2,439,770		TIAA-CREF Small/Mid-Cap Equity Fund	27,203,432
		TOTAL U.S. EQUITY	635,226,176

		TOTAL AFFILIATED INVESTMENT COMPANIES	1,876,935,267
		(Cost $1,847,550,878)

		TOTAL INVESTMENTS - 99.9%	1,876,935,267
		(Cost $1,847,550,878)
		OTHER ASSETS & LIABILITIES, NET - 0.1%	2,687,557
		NET ASSETS - 100.0%	$1,879,622,824

(a)	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Institutional Class shares of the affiliated TIAA-CREF Funds.
(b)	Indicates a security that has been deemed illiquid.
(c)	Restricted security. At 2/28/17, the total value of these securities amounted to $12,083,851 or 0.7% of net assets.
3

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2020 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2020 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2017

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.5%(a)

DIRECT REAL ESTATE - 0.6%
2,124,396	(b)(c)	TIAA-CREF Real Property Fund LP (purchased 7/1/16-2/10/17, cost $21,562,410)	$21,583,862
		TOTAL DIRECT REAL ESTATE	21,583,862

FIXED INCOME - 34.6%
60,014,141		TIAA-CREF Bond Fund	619,345,933
37,354,242		TIAA-CREF Bond Plus Fund	387,737,027
5,598,502		TIAA-CREF Emerging Markets Debt Fund	56,376,916
6,006,253		TIAA-CREF High-Yield Fund	59,401,844
6,112,495		TIAA-CREF International Bond Fund	58,802,200
		TOTAL FIXED INCOME	1,181,663,920

INFLATION-PROTECTED ASSETS - 4.6%
13,689,256		TIAA-CREF Inflation-Linked Bond Fund	157,015,767
		TOTAL INFLATION-PROTECTED ASSETS	157,015,767

INTERNATIONAL EQUITY - 16.5%
8,530,135		TIAA-CREF Emerging Markets Equity Fund	85,557,259
22,340,078		TIAA-CREF Enhanced International Equity Index Fund	156,380,543
12,048,471		TIAA-CREF International Equity Fund	127,111,370
11,418,535		TIAA-CREF International Opportunities Fund	121,607,394
6,748,734		TIAA-CREF International Small-Cap Equity Fund	71,604,072
		TOTAL INTERNATIONAL EQUITY	562,260,638

SHORT-TERM FIXED INCOME - 4.6%
15,191,111		TIAA-CREF Short-Term Bond Fund	157,076,087
		TOTAL SHORT-TERM FIXED INCOME	157,076,087

U.S. EQUITY - 38.6%
17,868,156		TIAA-CREF Enhanced Large-Cap Growth Index Fund	214,596,552
21,446,986		TIAA-CREF Enhanced Large-Cap Value Index Fund	216,829,032
21,160,815		TIAA-CREF Growth & Income Fund	271,070,037
14,480,180		TIAA-CREF Large-Cap Growth Fund	241,095,005
12,882,789		TIAA-CREF Large-Cap Value Fund	242,969,402
3,965,741		TIAA-CREF Small-Cap Equity Fund	75,666,337
5,064,727		TIAA-CREF Small/Mid-Cap Equity Fund	56,471,704
		TOTAL U.S. EQUITY	1,318,698,069

		TOTAL AFFILIATED INVESTMENT COMPANIES	3,398,298,343
		(Cost $3,305,992,287)

		TOTAL INVESTMENTS - 99.5%	3,398,298,343
		(Cost $3,305,992,287)
		OTHER ASSETS & LIABILITIES, NET - 0.5%	15,981,107
		NET ASSETS - 100.0%	$3,414,279,450

(a)	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Institutional Class shares of the affiliated TIAA-CREF Funds.
(b)	Indicates a security that has been deemed illiquid.
(c)	Restricted security. At 2/28/17, the total value of these securities amounted to $21,583,862 or 0.6% of net assets.
4

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2025 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2025 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2017

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.5%(a)

DIRECT REAL ESTATE - 0.6%
2,267,516	(b)(c)	TIAA-CREF Real Property Fund LP (purchased 7/1/16-2/10/17, cost $23,017,231)	$23,037,958
		TOTAL DIRECT REAL ESTATE	23,037,958

FIXED INCOME - 30.5%
56,548,175		TIAA-CREF Bond Fund	583,577,164
35,246,087		TIAA-CREF Bond Plus Fund	365,854,378
5,281,397		TIAA-CREF Emerging Markets Debt Fund	53,183,668
5,669,093		TIAA-CREF High-Yield Fund	56,067,326
5,722,919		TIAA-CREF International Bond Fund	55,054,483
		TOTAL FIXED INCOME	1,113,737,019

INFLATION-PROTECTED ASSETS - 2.6%
8,343,562		TIAA-CREF Inflation-Linked Bond Fund	95,700,651
		TOTAL INFLATION-PROTECTED ASSETS	95,700,651

INTERNATIONAL EQUITY - 18.9%
10,454,592		TIAA-CREF Emerging Markets Equity Fund	104,859,555
27,308,025		TIAA-CREF Enhanced International Equity Index Fund	191,156,175
14,764,198		TIAA-CREF International Equity Fund	155,762,293
14,009,239		TIAA-CREF International Opportunities Fund	149,198,392
8,282,278		TIAA-CREF International Small-Cap Equity Fund	87,874,972
		TOTAL INTERNATIONAL EQUITY	688,851,387

SHORT-TERM FIXED INCOME - 2.6%
9,264,614		TIAA-CREF Short-Term Bond Fund	95,796,114
		TOTAL SHORT-TERM FIXED INCOME	95,796,114

U.S. EQUITY - 44.3%
21,855,372		TIAA-CREF Enhanced Large-Cap Growth Index Fund	262,483,023
26,219,327		TIAA-CREF Enhanced Large-Cap Value Index Fund	265,077,398
25,917,122		TIAA-CREF Growth & Income Fund	331,998,331
17,739,655		TIAA-CREF Large-Cap Growth Fund	295,365,253
15,814,322		TIAA-CREF Large-Cap Value Fund	298,258,106
4,861,434		TIAA-CREF Small-Cap Equity Fund	92,756,167
6,208,052		TIAA-CREF Small/Mid-Cap Equity Fund	69,219,776
		TOTAL U.S. EQUITY	1,615,158,054

		TOTAL AFFILIATED INVESTMENT COMPANIES	3,632,281,183
		(Cost $3,492,723,490)

		TOTAL INVESTMENTS - 99.5%	3,632,281,183
		(Cost $3,492,723,490)
		OTHER ASSETS & LIABILITIES, NET - 0.5%	17,140,963
		NET ASSETS - 100.0%	$3,649,422,146

(a)	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Institutional Class shares of the affiliated TIAA-CREF Funds.
(b)	Indicates a security that has been deemed illiquid.
(c)	Restricted security. At 2/28/17, the total value of these securities amounted to $23,037,958 or 0.6% of net assets.
5

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2030 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2030 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2017

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.7%(a)

DIRECT REAL ESTATE - 0.6%
2,209,939	(b)(c)	TIAA-CREF Real Property Fund LP (purchased 7/1/16-2/10/17, cost $22,433,560)	$22,452,983
		TOTAL DIRECT REAL ESTATE	22,452,983

FIXED INCOME - 26.5%
47,830,006		TIAA-CREF Bond Fund	493,605,657
29,869,974		TIAA-CREF Bond Plus Fund	310,050,327
4,477,323		TIAA-CREF Emerging Markets Debt Fund	45,086,639
4,804,361		TIAA-CREF High-Yield Fund	47,515,126
4,802,573		TIAA-CREF International Bond Fund	46,200,753
		TOTAL FIXED INCOME	942,458,502

INFLATION-PROTECTED ASSETS - 0.6%
2,012,748		TIAA-CREF Inflation-Linked Bond Fund	23,086,217
		TOTAL INFLATION-PROTECTED ASSETS	23,086,217

INTERNATIONAL EQUITY - 21.3%
11,538,009		TIAA-CREF Emerging Markets Equity Fund	115,726,227
30,047,324		TIAA-CREF Enhanced International Equity Index Fund	210,331,268
16,290,728		TIAA-CREF International Equity Fund	171,867,185
15,447,584		TIAA-CREF International Opportunities Fund	164,516,765
9,141,849		TIAA-CREF International Small-Cap Equity Fund	96,995,023
		TOTAL INTERNATIONAL EQUITY	759,436,468

SHORT-TERM FIXED INCOME - 0.7%
2,233,297		TIAA-CREF Short-Term Bond Fund	23,092,295
		TOTAL SHORT-TERM FIXED INCOME	23,092,295

U.S. EQUITY - 50.0%
24,049,879		TIAA-CREF Enhanced Large-Cap Growth Index Fund	288,839,044
28,869,072		TIAA-CREF Enhanced Large-Cap Value Index Fund	291,866,320
28,632,100		TIAA-CREF Growth & Income Fund	366,777,204
19,573,522		TIAA-CREF Large-Cap Growth Fund	325,899,136
17,429,465		TIAA-CREF Large-Cap Value Fund	328,719,707
5,358,424		TIAA-CREF Small-Cap Equity Fund	102,238,737
6,842,660		TIAA-CREF Small/Mid-Cap Equity Fund	76,295,656
		TOTAL U.S. EQUITY	1,780,635,804

		TOTAL AFFILIATED INVESTMENT COMPANIES	3,551,162,269
		(Cost $3,373,130,410)

		TOTAL INVESTMENTS - 99.7%	3,551,162,269
		(Cost $3,373,130,410)
		OTHER ASSETS & LIABILITIES, NET - 0.3%	10,096,083
		NET ASSETS - 100.0%	$3,561,258,352

(a)	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Institutional Class shares of the affiliated TIAA-CREF Funds.
(b)	Indicates a security that has been deemed illiquid.
(c)	Restricted security. At 2/28/17, the total value of these securities amounted to $22,452,983 or 0.6% of net assets.
6

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2035 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2035 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2017

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.8%(a)

DIRECT REAL ESTATE - 0.6%
2,228,326	(b)(c)	TIAA-CREF Real Property Fund LP (purchased 7/1/16-2/10/17, cost $22,621,188)	$22,639,795
		TOTAL DIRECT REAL ESTATE	22,639,795

FIXED INCOME - 19.7%
35,822,546		TIAA-CREF Bond Fund	369,688,672
22,490,062		TIAA-CREF Bond Plus Fund	233,446,846
3,371,148		TIAA-CREF Emerging Markets Debt Fund	33,947,462
3,617,307		TIAA-CREF High-Yield Fund	35,775,165
3,519,379		TIAA-CREF International Bond Fund	33,856,430
		TOTAL FIXED INCOME	706,714,575

INTERNATIONAL EQUITY - 23.8%
12,954,981		TIAA-CREF Emerging Markets Equity Fund	129,938,455
33,690,868		TIAA-CREF Enhanced International Equity Index Fund	235,836,073
18,284,425		TIAA-CREF International Equity Fund	192,900,683
17,348,647		TIAA-CREF International Opportunities Fund	184,763,087
10,263,866		TIAA-CREF International Small-Cap Equity Fund	108,899,617
		TOTAL INTERNATIONAL EQUITY	852,337,915

U.S. EQUITY - 55.7%
26,974,149		TIAA-CREF Enhanced Large-Cap Growth Index Fund	323,959,528
32,377,466		TIAA-CREF Enhanced Large-Cap Value Index Fund	327,336,178
32,151,609		TIAA-CREF Growth & Income Fund	411,862,115
21,974,280		TIAA-CREF Large-Cap Growth Fund	365,871,754
19,562,765		TIAA-CREF Large-Cap Value Fund	368,953,757
6,017,295		TIAA-CREF Small-Cap Equity Fund	114,809,994
7,684,010		TIAA-CREF Small/Mid-Cap Equity Fund	85,676,711
		TOTAL U.S. EQUITY	1,998,470,037

		TOTAL AFFILIATED INVESTMENT COMPANIES	3,580,162,322
		(Cost $3,356,594,522)

		TOTAL INVESTMENTS - 99.8%	3,580,162,322
		(Cost $3,356,594,522)
		OTHER ASSETS & LIABILITIES, NET - 0.2%	9,096,595
		NET ASSETS - 100.0%	$3,589,258,917

(a)	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Institutional Class shares of the affiliated TIAA-CREF Funds.
(b)	Indicates a security that has been deemed illiquid.
(c)	Restricted security. At 2/28/17, the total value of these securities amounted to $22,639,795 or 0.6% of net assets.
7

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2040 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2040 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2017

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.8%(a)

DIRECT REAL ESTATE - 0.6%
2,782,171	(b)(c)	TIAA-CREF Real Property Fund LP (purchased 7/1/16-2/10/17, cost $28,242,700)	$28,266,861
		TOTAL DIRECT REAL ESTATE	28,266,861

FIXED INCOME - 11.6%
26,384,112		TIAA-CREF Bond Fund	272,284,038
16,778,934		TIAA-CREF Bond Plus Fund	174,165,336
2,515,029		TIAA-CREF Emerging Markets Debt Fund	25,326,343
2,698,815		TIAA-CREF High-Yield Fund	26,691,281
2,438,797		TIAA-CREF International Bond Fund	23,461,227
		TOTAL FIXED INCOME	521,928,225

INTERNATIONAL EQUITY - 26.2%
17,849,913		TIAA-CREF Emerging Markets Equity Fund	179,034,626
46,347,285		TIAA-CREF Enhanced International Equity Index Fund	324,430,992
25,197,514		TIAA-CREF International Equity Fund	265,833,773
23,901,330		TIAA-CREF International Opportunities Fund	254,549,170
14,150,005		TIAA-CREF International Small-Cap Equity Fund	150,131,550
		TOTAL INTERNATIONAL EQUITY	1,173,980,111

U.S. EQUITY - 61.4%
37,105,543		TIAA-CREF Enhanced Large-Cap Growth Index Fund	445,637,566
44,541,021		TIAA-CREF Enhanced Large-Cap Value Index Fund	450,309,725
44,278,795		TIAA-CREF Growth & Income Fund	567,211,368
30,262,926		TIAA-CREF Large-Cap Growth Fund	503,877,724
26,939,004		TIAA-CREF Large-Cap Value Fund	508,069,607
8,285,518		TIAA-CREF Small-Cap Equity Fund	158,087,676
10,580,449		TIAA-CREF Small/Mid-Cap Equity Fund	117,972,004
		TOTAL U.S. EQUITY	2,751,165,670

		TOTAL AFFILIATED INVESTMENT COMPANIES	4,475,340,867
		(Cost $4,140,380,492)

		TOTAL INVESTMENTS - 99.8%	4,475,340,867
		(Cost $4,140,380,492)
		OTHER ASSETS & LIABILITIES, NET - 0.2%	8,375,457
		NET ASSETS - 100.0%	$4,483,716,324

(a)	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Institutional Class shares of the affiliated TIAA-CREF Funds.
(b)	Indicates a security that has been deemed illiquid.
(c)	Restricted security. At 2/28/17, the total value of these securities amounted to $28,266,861 or 0.6% of net assets.
8

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2045 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2045 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2017

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.8%(a)

DIRECT REAL ESTATE - 0.6%
1,280,187	(b)(c)	TIAA-CREF Real Property Fund LP (purchased 7/1/16-2/10/17, cost $12,998,807)	$13,006,705
		TOTAL DIRECT REAL ESTATE	13,006,705

FIXED INCOME - 8.2%
8,544,815		TIAA-CREF Bond Fund	88,182,496
5,506,214		TIAA-CREF Bond Plus Fund	57,154,498
825,258		TIAA-CREF Emerging Markets Debt Fund	8,310,351
885,790		TIAA-CREF High-Yield Fund	8,760,459
738,130		TIAA-CREF International Bond Fund	7,100,809
		TOTAL FIXED INCOME	169,508,613

INTERNATIONAL EQUITY - 27.3%
8,582,128		TIAA-CREF Emerging Markets Equity Fund	86,078,747
22,261,152		TIAA-CREF Enhanced International Equity Index Fund	155,828,066
12,116,098		TIAA-CREF International Equity Fund	127,824,829
11,498,001		TIAA-CREF International Opportunities Fund	122,453,709
6,822,721		TIAA-CREF International Small-Cap Equity Fund	72,389,071
		TOTAL INTERNATIONAL EQUITY	564,574,422

U.S. EQUITY - 63.7%
17,797,321		TIAA-CREF Enhanced Large-Cap Growth Index Fund	213,745,829
21,364,031		TIAA-CREF Enhanced Large-Cap Value Index Fund	215,990,351
21,292,753		TIAA-CREF Growth & Income Fund	272,760,172
14,528,138		TIAA-CREF Large-Cap Growth Fund	241,893,491
12,936,515		TIAA-CREF Large-Cap Value Fund	243,982,674
3,974,600		TIAA-CREF Small-Cap Equity Fund	75,835,364
5,075,443		TIAA-CREF Small/Mid-Cap Equity Fund	56,591,187
		TOTAL U.S. EQUITY	1,320,799,068

		TOTAL AFFILIATED INVESTMENT COMPANIES	2,067,888,808
		(Cost $1,843,938,204)

		TOTAL INVESTMENTS - 99.8%	2,067,888,808
		(Cost $1,843,938,204)
		OTHER ASSETS & LIABILITIES, NET - 0.2%	4,647,052
		NET ASSETS - 100.0%	$2,072,535,860

(a)	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Institutional Class shares of the affiliated TIAA-CREF Funds.
(b)	Indicates a security that has been deemed illiquid.
(c)	Restricted security. At 2/28/17, the total value of these securities amounted to $13,006,705 or 0.6% of net assets.
9

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2050 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2050 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2017

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.8%(a)

DIRECT REAL ESTATE - 0.6%
798,994	(b)(c)	TIAA-CREF Real Property Fund LP (purchased 7/1/16-2/10/17, cost $8,113,335)	$8,117,778
		TOTAL DIRECT REAL ESTATE	8,117,778

FIXED INCOME - 7.0%
4,524,303		TIAA-CREF Bond Fund	46,690,810
2,938,905		TIAA-CREF Bond Plus Fund	30,505,832
440,458		TIAA-CREF Emerging Markets Debt Fund	4,435,408
472,786		TIAA-CREF High-Yield Fund	4,675,858
374,313		TIAA-CREF International Bond Fund	3,600,892
		TOTAL FIXED INCOME	89,908,800

INTERNATIONAL EQUITY - 27.6%
5,438,755		TIAA-CREF Emerging Markets Equity Fund	54,550,714
14,103,899		TIAA-CREF Enhanced International Equity Index Fund	98,727,291
7,678,232		TIAA-CREF International Equity Fund	81,005,348
7,287,610		TIAA-CREF International Opportunities Fund	77,613,047
4,326,570		TIAA-CREF International Small-Cap Equity Fund	45,904,907
		TOTAL INTERNATIONAL EQUITY	357,801,307

U.S. EQUITY - 64.6%
11,274,901		TIAA-CREF Enhanced Large-Cap Growth Index Fund	135,411,560
13,536,059		TIAA-CREF Enhanced Large-Cap Value Index Fund	136,849,558
13,489,549		TIAA-CREF Growth & Income Fund	172,801,117
9,204,196		TIAA-CREF Large-Cap Growth Fund	153,249,871
8,196,119		TIAA-CREF Large-Cap Value Fund	154,578,809
2,517,163		TIAA-CREF Small-Cap Equity Fund	48,027,462
3,214,332		TIAA-CREF Small/Mid-Cap Equity Fund	35,839,801
		TOTAL U.S. EQUITY	836,758,178

		TOTAL AFFILIATED INVESTMENT COMPANIES	1,292,586,063
		(Cost $1,160,442,977)

		TOTAL INVESTMENTS - 99.8%	1,292,586,063
		(Cost $1,160,442,977)
		OTHER ASSETS & LIABILITIES, NET - 0.2%	2,921,941
		NET ASSETS - 100.0%	$1,295,508,004

(a)	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Institutional Class shares of the affiliated TIAA-CREF Funds.
(b)	Indicates a security that has been deemed illiquid.
(c)	Restricted security. At 2/28/17, the total value of these securities amounted to $8,117,778 or 0.6% of net assets.
10

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2055 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2055 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2017

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.6%(a)

DIRECT REAL ESTATE - 0.6%
191,841	(b)(c)	TIAA-CREF Real Property Fund LP (purchased 7/1/16-2/10/17, cost $1,948,678)	$1,949,106
		TOTAL DIRECT REAL ESTATE	1,949,106

FIXED INCOME - 5.7%
903,642		TIAA-CREF Bond Fund	9,325,589
593,693		TIAA-CREF Bond Plus Fund	6,162,532
88,939		TIAA-CREF Emerging Markets Debt Fund	895,615
95,581		TIAA-CREF High-Yield Fund	945,294
70,090		TIAA-CREF International Bond Fund	674,267
		TOTAL FIXED INCOME	18,003,297

INTERNATIONAL EQUITY - 28.0%
1,339,745		TIAA-CREF Emerging Markets Equity Fund	13,437,639
3,473,316		TIAA-CREF Enhanced International Equity Index Fund	24,313,211
1,891,422		TIAA-CREF International Equity Fund	19,954,500
1,796,417		TIAA-CREF International Opportunities Fund	19,131,838
1,069,322		TIAA-CREF International Small-Cap Equity Fund	11,345,502
		TOTAL INTERNATIONAL EQUITY	88,182,690

U.S. EQUITY - 65.3%
2,772,672		TIAA-CREF Enhanced Large-Cap Growth Index Fund	33,299,786
3,327,673		TIAA-CREF Enhanced Large-Cap Value Index Fund	33,642,775
3,317,277		TIAA-CREF Growth & Income Fund	42,494,321
2,263,351		TIAA-CREF Large-Cap Growth Fund	37,684,790
2,016,656		TIAA-CREF Large-Cap Value Fund	38,034,136
618,728		TIAA-CREF Small-Cap Equity Fund	11,805,322
789,053		TIAA-CREF Small/Mid-Cap Equity Fund	8,797,944
		TOTAL U.S. EQUITY	205,759,074

		TOTAL AFFILIATED INVESTMENT COMPANIES	313,894,167
		(Cost $290,457,688)

		TOTAL INVESTMENTS - 99.6%	313,894,167
		(Cost $290,457,688)
		OTHER ASSETS & LIABILITIES, NET - 0.4%	1,298,927
		NET ASSETS - 100.0%	$315,193,094

(a)	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Institutional Class shares of the affiliated TIAA-CREF Funds.
(b)	Indicates a security that has been deemed illiquid.
(c)	Restricted security. At 2/28/17, the total value of these securities amounted to $1,949,106 or 0.6% of net assets.
11

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2060 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2060 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2017

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 96.2%(a)

DIRECT REAL ESTATE - 0.6%
16,027	(b)(c)	TIAA-CREF Real Property Fund LP (purchased 7/1/16-2/10/17, cost $162,885)	$162,832
		TOTAL DIRECT REAL ESTATE	162,832

FIXED INCOME - 4.4%
61,078		TIAA-CREF Bond Fund	630,327
40,821		TIAA-CREF Bond Plus Fund	423,727
6,117		TIAA-CREF Emerging Markets Debt Fund	61,598
6,571		TIAA-CREF High-Yield Fund	64,984
4,251		TIAA-CREF International Bond Fund	40,898
		TOTAL FIXED INCOME	1,221,534

INTERNATIONAL EQUITY - 27.4%
116,948		TIAA-CREF Emerging Markets Equity Fund	1,172,984
303,261		TIAA-CREF Enhanced International Equity Index Fund	2,122,825
165,088		TIAA-CREF International Equity Fund	1,741,677
156,853		TIAA-CREF International Opportunities Fund	1,670,488
93,691		TIAA-CREF International Small-Cap Equity Fund	994,062
		TOTAL INTERNATIONAL EQUITY	7,702,036

U.S. EQUITY - 63.8%
241,401		TIAA-CREF Enhanced Large-Cap Growth Index Fund	2,899,222
289,501		TIAA-CREF Enhanced Large-Cap Value Index Fund	2,926,851
288,899		TIAA-CREF Growth & Income Fund	3,700,799
197,119		TIAA-CREF Large-Cap Growth Fund	3,282,029
175,695		TIAA-CREF Large-Cap Value Fund	3,313,612
53,875		TIAA-CREF Small-Cap Equity Fund	1,027,939
68,703		TIAA-CREF Small/Mid-Cap Equity Fund	766,035
		TOTAL U.S. EQUITY	17,916,487

		TOTAL AFFILIATED INVESTMENT COMPANIES	27,002,889
		(Cost $25,693,879)

		TOTAL INVESTMENTS - 96.2%	27,002,889
		(Cost $25,693,879)
		OTHER ASSETS & LIABILITIES, NET - 3.8%	1,076,126
		NET ASSETS - 100.0%	$28,079,015

(a)	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Institutional Class shares of the affiliated TIAA-CREF Funds.
(b)	Indicates a security that has been deemed illiquid.
(c)	Restricted security. At 2/28/17, the total value of these securities amounted to $162,832 or 0.6% of net assets.
12

TIAA-CREF LIFECYCLE FUNDS – Notes to Schedules of Investments (unaudited)

Note 1—organization and significant accounting policies

The Lifecycle Funds (collectively the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer up to five share classes, although any one Fund may not necessarily offer all five classes. The Funds may offer Institutional, Advisor, Premier, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedules of investments.

Investment transactions: Security transactions are accounted for as of the trade date for financial reporting purposes.

New rule issuances: In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes investment company reporting by requiring the filing of new forms N-PORT and N-CEN, and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and other filings. The requirements of this final rule in relation to forms N-PORT and N-CEN must be adopted by June 1, 2018, while the amended disclosures must be adopted by August 1, 2017. Management is currently assessing the impact of this rule to the Funds’ financial statements and other filings.

In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds liquidity. The requirements of this final rule must be adopted by December 1, 2018. Management is currently assessing the impact of this rule to the Fund’s financial statements and other filings.

In October 2016, the Commission issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the Commission. Management may elect to adopt the provisions of this final rule by November 19, 2018. Management is currently assessing the impact of this rule to the Funds’ financial statements and other filings.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Certain portfolio investments that are measured at fair value using the net asset value per share practical expedient are not categorized within the fair value hierarchy. These investments will be disclosed at their fair value to allow reconciliation back to the schedules of investments.

13

TIAA-CREF LIFECYCLE FUNDS – Notes to Schedules of Investments (unaudited)

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at their NAV on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Investments in unregistered limited partnerships: These investments are measured at fair value as of the valuation date using the NAV per share practical expedient and are not categorized within the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the period ended February 28, 2017, there were no transfers between levels by the Funds.

The following table summarizes the market value of the Funds’ investments as of February 28, 2017, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Fair Value using Practical Expedient (a)	Total
Lifecycle Retirement Income
Registered investment companies	$462,625,891	$—	$—	$—	$462,625,891
TIAA-CREF Real Property Fund LP	—	—	—	2,931,616	2,931,616
Total	$462,625,891	$—	$—	$2,931,616	$465,557,507
Lifecycle 2010
Registered investment companies	$1,174,067,444	$—	$—	$—	$1,174,067,444
TIAA-CREF Real Property Fund LP	—	—	—	7,628,456	7,628,456
Total	$1,174,067,444	$—	$—	$7,628,456	$1,181,695,900
Lifecycle 2015
Registered investment companies	$1,864,851,416	$—	$—	$—	$1,864,851,416
TIAA-CREF Real Property Fund LP	—	—	—	12,083,851	12,083,851
Total	$1,864,851,416	$—	$—	$12,083,851	$1,876,935,267
Lifecycle 2020
Registered investment companies	$3,376,714,481	$—	$—	$—	$3,376,714,481
TIAA-CREF Real Property Fund LP	—	—	—	21,583,862	21,583,862
Total	$3,376,714,481	$—	$—	$21,583,862	$3,398,298,343
Lifecycle 2025
Registered investment companies	$3,609,243,225	$—	$—	$—	$3,609,243,225
TIAA-CREF Real Property Fund LP	—	—	—	23,037,958	23,037,958
Total	$3,609,243,225	$—	$—	$23,037,958	$3,632,281,183
Lifecycle 2030
Registered investment companies	$3,528,709,286	$—	$—	$—	$3,528,709,286
TIAA-CREF Real Property Fund LP	—	—	—	22,452,983	22,452,983
Total	$3,528,709,286	$—	$—	$22,452,983	$3,551,162,269
Lifecycle 2035
Registered investment companies	$3,557,522,527	$—	$—	$—	$3,557,522,527
TIAA-CREF Real Property Fund LP	—	—	—	22,639,795	22,639,795
Total	$3,557,522,527	$—	$—	$22,639,795	$3,580,162,322
Lifecycle 2040
Registered investment companies	$4,447,074,006	$—	$—	$—	$4,447,074,006
TIAA-CREF Real Property Fund LP	—	—	—	28,266,861	28,266,861
Total	$4,447,074,006	$—	$—	$28,266,861	$4,475,340,867
Lifecycle 2045
Registered investment companies	$2,054,882,103	$—	$—	$—	$2,054,882,103
TIAA-CREF Real Property Fund LP	—	—	—	13,006,705	13,006,705
Total	$2,054,882,103	$—	$—	$13,006,705	$2,067,888,808
14

TIAA-CREF LIFECYCLE FUNDS – Notes to Schedules of Investments (unaudited)

Fund	Level 1	Level 2	Level 3	Fair Value using Practical Expedient (a)	Total
Lifecycle 2050
Registered investment companies	$1,284,468,285	$—	$—	$—	$1,284,468,285
TIAA-CREF Real Property Fund LP	—	—	—	8,117,778	8,117,778
Total	$1,284,468,285	$—	$—	$8,117,778	$1,292,586,063
Lifecycle 2055
Registered investment companies	$311,945,061	$—	$—	$—	$311,945,061
TIAA-CREF Real Property Fund LP	—	—	—	1,949,106	1,949,106
Total	$311,945,061	$—	$—	$1,949,106	$313,894,167
Lifecycle 2060
Registered investment companies	$26,840,057	$—	$—	$—	$26,840,057
TIAA-CREF Real Property Fund LP	—	—	—	162,832	162,832
Total	$26,840,057	$—	$—	$162,832	$27,002,889

(a) In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the schedules of investments.

Note 3—investment adviser and affiliates

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Funds invest their assets in Institutional Class shares of the affiliated TIAA-CREF Funds and the TIAA-CREF Real Property Fund LP. Information regarding transactions with affiliated companies is as follows:

Issue	Value at May 31, 2016	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at February 28, 2017
Lifecycle Retirement Income Fund
TIAA-CREF Bond	$98,853,644	$21,294,070	$22,176,552	$803,407	$1,997,083	$96,635,094
TIAA-CREF Bond Plus	43,498,213	18,836,722	1,094,481	519,158	1,148,198	60,412,289
TIAA-CREF Emerging Markets Debt	3,956,958	4,905,678	315,602	14,372	236,626	8,786,049
TIAA-CREF Emerging Markets Equity	8,665,114	2,237,169	3,896,921	(422,339)	83,937	8,422,612
TIAA-CREF Enhanced International Equity Index	12,773,201	4,739,860	2,340,607	(211,525)	432,252	15,508,660
TIAA-CREF Enhanced Large-Cap Growth Index	19,865,585	3,708,047	4,265,412	444,867	300,387	21,245,891
TIAA-CREF Enhanced Large-Cap Value Index	19,059,727	4,724,775	3,871,159	919,151	428,473	21,475,956
TIAA-CREF Global Natural Resources	2,401,177	397,733	3,044,301	(179,064)	10,967	—
TIAA-CREF Growth & Income	17,561,975	8,959,558	1,994,636	399,587	203,256	26,761,196
TIAA-CREF High-Yield	11,871,555	1,146,411	4,409,087	(291,338)	425,404	9,259,384
TIAA-CREF Inflation-Linked Bond	39,458,747	8,752,657	1,830,865	(4,536)	653,638	46,303,905
TIAA-CREF International Bond	—	9,546,257	92,209	1,260	144,640	9,229,371
TIAA-CREF International Equity	15,123,136	3,528,348	6,329,397	(71,008)	201,296	12,511,105
TIAA-CREF International Opportunities	11,809,637	2,791,909	3,304,517	(81,948)	164,605	11,989,854
TIAA-CREF International Small-Cap Equity	—	6,948,238	3,210	—	—	7,062,477
TIAA-CREF Large-Cap Growth	21,142,253	4,024,180	2,942,418	250,655	127,448	23,734,158
TIAA-CREF Large-Cap Value	20,329,472	4,079,896	3,167,133	568,376	389,290	23,962,795
TIAA-CREF Mid-Cap Growth	927,828	142,619	1,080,831	59,004	910	—
TIAA-CREF Mid-Cap Value	978,407	205,888	1,234,403	110,118	4,072	—
TIAA-CREF Money Market	27,929	58	27,987	—	66	—
TIAA-CREF Real Property Fund LP(a)	—	2,929,041	—	—	53,772	2,931,616
TIAA-CREF Short-Term Bond	39,504,069	8,379,503	1,547,188	1,079	563,096	46,333,729
TIAA-CREF Small-Cap Equity	8,373,987	1,042,302	3,410,671	260,771	66,473	7,439,546
TIAA-CREF Small/Mid-Cap Equity	—	5,129,697	130,909	1,202	10,233	5,551,820
	$396,182,614	$128,450,616	$72,510,496	$3,091,249	$7,646,122	$465,557,507
15

TIAA-CREF LIFECYCLE FUNDS – Notes to Schedules of Investments (unaudited)

Issue	Value at May 31, 2016	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at February 28, 2017
Lifecycle 2010 Fund
TIAA-CREF Bond	$265,160,510	$43,926,900	$64,754,029	$2,443,584	$5,228,780	$240,934,813
TIAA-CREF Bond Plus	120,650,562	38,572,039	6,414,678	1,283,695	3,043,194	150,715,874
TIAA-CREF Emerging Markets Debt	10,965,127	12,443,557	2,109,262	5,301	631,173	21,935,561
TIAA-CREF Emerging Markets Equity	26,167,411	4,973,543	12,119,717	(887,058)	240,833	23,204,422
TIAA-CREF Enhanced International Equity Index	39,090,264	11,444,217	8,718,688	(354,869)	1,243,840	42,758,968
TIAA-CREF Enhanced Large-Cap Growth Index	61,164,659	5,925,495	14,214,960	2,385,858	867,128	58,510,589
TIAA-CREF Enhanced Large-Cap Value Index	58,648,827	10,032,727	14,145,627	3,485,879	1,235,806	59,117,203
TIAA-CREF Global Natural Resources	7,333,405	951,676	9,045,025	(427,500)	34,779	—
TIAA-CREF Growth & Income	53,771,171	21,322,317	7,915,270	1,302,399	602,028	73,607,724
TIAA-CREF High-Yield	32,949,334	2,063,584	13,669,492	(572,821)	1,137,453	23,099,290
TIAA-CREF Inflation-Linked Bond	91,439,259	15,853,980	5,594,963	(43,701)	1,479,175	101,546,476
TIAA-CREF International Bond	—	24,483,540	890,687	(30,217)	374,185	22,996,631
TIAA-CREF International Equity	45,598,666	7,753,004	19,453,585	604,742	577,647	34,400,869
TIAA-CREF International Opportunities	36,137,062	5,928,163	10,987,642	(219,859)	475,108	33,054,560
TIAA-CREF International Small-Cap Equity	—	19,118,832	54,038	83	—	19,394,972
TIAA-CREF Large-Cap Growth	64,568,080	8,384,001	11,816,186	1,071,085	366,163	65,429,609
TIAA-CREF Large-Cap Value	62,178,355	8,145,237	12,366,593	2,414,986	1,116,225	65,902,471
TIAA-CREF Mid-Cap Growth	3,018,440	239,069	3,296,891	541,689	2,607	—
TIAA-CREF Mid-Cap Value	3,164,059	441,639	3,762,655	756,532	10,895	—
TIAA-CREF Money Market	58,970	—	58,970	—	139	—
TIAA-CREF Real Property Fund LP(a)	—	7,620,279	—	—	141,742	7,628,456
TIAA-CREF Short-Term Bond	91,537,031	15,664,365	5,569,051	(16,706)	1,284,913	101,630,592
TIAA-CREF Small-Cap Equity	25,612,568	1,768,526	11,104,859	1,818,241	191,487	20,501,926
TIAA-CREF Small/Mid-Cap Equity	—	14,427,780	692,074	4,800	28,267	15,324,894
	$1,099,213,760	$281,484,470	$238,754,942	$15,566,143	$20,313,567	$1,181,695,900
Lifecycle 2015 Fund
TIAA-CREF Bond	$404,396,208	$64,633,710	$90,993,596	$4,554,974	$8,030,551	$372,691,676
TIAA-CREF Bond Plus	191,900,432	54,465,041	10,057,969	2,312,482	4,770,349	233,123,253
TIAA-CREF Emerging Markets Debt	17,475,792	18,364,773	2,922,706	162,729	990,421	33,931,978
TIAA-CREF Emerging Markets Equity	45,799,688	7,224,206	19,271,321	(512,473)	425,349	41,107,613
TIAA-CREF Enhanced International Equity Index	69,211,377	17,854,766	13,174,168	382,348	2,198,898	75,573,103
TIAA-CREF Enhanced Large-Cap Growth Index	108,836,814	8,924,647	24,158,767	6,909,690	1,538,006	103,597,822
TIAA-CREF Enhanced Large-Cap Value Index	104,471,225	15,254,297	23,201,481	9,269,907	2,192,965	104,667,049
TIAA-CREF Global Natural Resources	13,002,310	1,079,638	15,495,802	(3,321,428)	68,163	—
TIAA-CREF Growth & Income	95,225,675	35,866,919	11,994,304	5,239,649	1,067,246	130,482,627
TIAA-CREF High-Yield	52,373,829	3,293,440	22,676,073	(529,676)	1,788,809	35,767,947
TIAA-CREF Inflation-Linked Bond	110,635,787	19,547,002	6,011,424	166,634	1,802,038	123,974,106
TIAA-CREF International Bond	—	37,778,021	1,322,928	20,209	579,478	35,529,544
TIAA-CREF International Equity	79,456,592	11,924,307	31,454,296	1,284,593	1,028,039	60,823,882
TIAA-CREF International Opportunities	63,893,225	9,201,423	18,032,460	552,297	841,194	58,585,071
TIAA-CREF International Small-Cap Equity	—	33,979,744	88,132	1,898	—	34,473,853
TIAA-CREF Large-Cap Growth	114,205,838	12,012,150	17,805,063	6,645,691	650,364	116,021,440
TIAA-CREF Large-Cap Value	110,112,680	14,115,782	21,455,653	7,842,269	1,984,289	116,879,397
TIAA-CREF Mid-Cap Growth	5,635,748	190,794	5,906,185	(387,758)	4,650	—
TIAA-CREF Mid-Cap Value	5,936,923	624,072	6,846,218	394,195	21,516	—
TIAA-CREF Money Market	143,165	—	143,165	—	336	—
TIAA-CREF Real Property Fund LP(a)	—	12,070,118	—	—	224,527	12,083,851
TIAA-CREF Short-Term Bond	110,751,814	18,830,897	5,533,929	34,167	1,561,188	124,043,214
TIAA-CREF Small-Cap Equity	45,343,588	3,060,949	19,529,601	3,180,947	339,590	36,374,409
TIAA-CREF Small/Mid-Cap Equity	—	25,317,018	920,134	112,821	50,173	27,203,432
	$1,748,808,710	$425,613,714	$368,995,375	$44,316,165	$32,158,139	$1,876,935,267
16

TIAA-CREF LIFECYCLE FUNDS – Notes to Schedules of Investments (unaudited)

Issue	Value at May 31, 2016	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at February 28, 2017
Lifecycle 2020 Fund
TIAA-CREF Bond	$587,689,841	$127,706,901	$86,637,882	$6,898,573	$12,457,794	$619,345,933
TIAA-CREF Bond Plus	327,980,305	74,294,454	9,634,703	3,711,192	8,000,366	387,737,027
TIAA-CREF Emerging Markets Debt	29,796,731	28,600,233	3,793,638	281,578	1,663,112	56,376,916
TIAA-CREF Emerging Markets Equity	88,691,511	17,531,492	35,368,174	930,862	863,596	85,557,259
TIAA-CREF Enhanced International Equity Index	136,317,741	38,993,586	22,391,092	862,082	4,481,116	156,380,543
TIAA-CREF Enhanced Large-Cap Growth Index	215,411,553	22,324,761	43,407,046	13,847,812	3,142,007	214,596,552
TIAA-CREF Enhanced Large-Cap Value Index	206,828,175	33,684,126	40,086,032	18,717,279	4,481,716	216,829,032
TIAA-CREF Global Natural Resources	25,561,070	1,871,122	30,372,816	(5,388,344)	153,485	—
TIAA-CREF Growth & Income	187,324,563	76,293,330	15,757,701	8,551,139	2,149,880	271,070,037
TIAA-CREF High-Yield	89,540,623	6,145,770	41,014,016	(582,130)	3,026,534	59,401,844
TIAA-CREF Inflation-Linked Bond	129,580,963	31,941,837	4,189,563	147,402	2,225,304	157,015,767
TIAA-CREF International Bond	—	61,806,462	1,533,152	30,731	937,614	58,802,200
TIAA-CREF International Equity	153,837,856	26,764,074	55,405,086	3,707,871	2,102,102	127,111,370
TIAA-CREF International Opportunities	126,057,036	20,443,730	32,180,389	1,480,923	1,712,265	121,607,394
TIAA-CREF International Small-Cap Equity	—	70,624,849	228,470	4,644	—	71,604,072
TIAA-CREF Large-Cap Growth	224,869,274	27,819,855	27,176,026	11,575,374	1,329,697	241,095,005
TIAA-CREF Large-Cap Value	216,422,866	27,509,975	29,412,454	13,864,778	4,056,989	242,969,402
TIAA-CREF Mid-Cap Growth	11,780,960	442,950	12,387,936	(787,833)	9,507	—
TIAA-CREF Mid-Cap Value	12,293,336	1,324,352	14,213,772	883,676	44,186	—
TIAA-CREF Money Market	191,615	—	191,615	—	450	—
TIAA-CREF Real Property Fund LP(a)	—	21,562,410	—	—	399,036	21,583,862
TIAA-CREF Short-Term Bond	129,717,610	30,699,200	3,322,418	39,177	1,894,423	157,076,087
TIAA-CREF Small-Cap Equity	89,216,033	6,847,689	35,496,765	6,531,740	694,316	75,666,337
TIAA-CREF Small/Mid-Cap Equity	—	52,094,892	1,343,112	171,356	102,597	56,471,704
	$2,989,109,662	$807,328,050	$545,543,858	$85,479,882	$55,928,092	$3,398,298,343
Lifecycle 2025 Fund
TIAA-CREF Bond	$485,791,745	$143,174,599	$35,967,123	$5,735,188	$10,999,743	$583,577,164
TIAA-CREF Bond Plus	340,100,452	63,622,369	33,705,316	4,141,515	7,890,062	365,854,378
TIAA-CREF Emerging Markets Debt	30,953,848	24,466,907	4,068,093	292,489	1,651,172	53,183,668
TIAA-CREF Emerging Markets Equity	103,594,328	20,715,181	36,933,532	1,858,450	1,044,390	104,859,555
TIAA-CREF Enhanced International Equity Index	161,459,364	48,656,804	23,212,897	1,164,192	5,418,344	191,156,175
TIAA-CREF Enhanced Large-Cap Growth Index	255,718,567	31,156,450	48,874,097	16,674,765	3,804,037	262,483,023
TIAA-CREF Enhanced Large-Cap Value Index	245,813,214	43,828,251	44,258,709	22,118,944	5,429,050	265,077,398
TIAA-CREF Global Natural Resources	30,356,346	1,668,320	35,619,785	(5,887,469)	201,093	—
TIAA-CREF Growth & Income	221,616,622	94,911,118	12,589,842	8,866,848	2,579,223	331,998,331
TIAA-CREF High-Yield	92,840,148	6,261,631	47,795,023	(2,184,013)	3,022,847	56,067,326
TIAA-CREF Inflation-Linked Bond	72,681,300	24,959,744	1,695,685	50,741	1,322,687	95,700,651
TIAA-CREF International Bond	—	58,197,568	1,786,046	31,270	866,356	55,054,483
TIAA-CREF International Equity	179,452,421	33,941,835	59,795,797	5,567,919	2,547,705	155,762,293
TIAA-CREF International Opportunities	149,104,951	26,448,341	35,112,523	1,815,489	2,075,786	149,198,392
TIAA-CREF International Small-Cap Equity	—	86,397,646	—	—	—	87,874,972
TIAA-CREF Large-Cap Growth	266,991,118	36,600,055	27,100,906	12,674,446	1,612,777	295,365,253
TIAA-CREF Large-Cap Value	256,113,199	36,872,338	28,993,919	15,594,409	4,915,932	298,258,106
TIAA-CREF Mid-Cap Growth	14,587,395	279,319	15,096,311	(997,128)	12,702	—
TIAA-CREF Mid-Cap Value	15,232,992	1,689,952	17,654,978	1,344,954	53,230	—
TIAA-CREF Money Market	187,767	—	187,767	—	442	—
TIAA-CREF Real Property Fund LP(a)	—	23,017,231	—	—	423,009	23,037,958
TIAA-CREF Short-Term Bond	72,742,135	24,589,560	1,519,440	20,005	1,103,254	95,796,114
TIAA-CREF Small-Cap Equity	105,557,243	8,220,025	39,117,726	8,218,574	842,137	92,756,167
TIAA-CREF Small/Mid-Cap Equity	—	63,419,486	1,129,978	149,502	124,378	69,219,776
	$3,100,895,155	$903,094,730	$552,215,493	$97,251,090	$57,940,356	$3,632,281,183
17

TIAA-CREF LIFECYCLE FUNDS – Notes to Schedules of Investments (unaudited)

Issue	Value at May 31, 2016	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at February 28, 2017
Lifecycle 2030 Fund
TIAA-CREF Bond	$372,704,851	$144,714,226	$15,509,459	$4,632,196	$8,875,909	$493,605,657
TIAA-CREF Bond Plus	302,714,825	58,155,621	47,505,059	3,929,209	6,850,240	310,050,327
TIAA-CREF Emerging Markets Debt	29,703,298	17,239,512	3,594,202	246,487	1,497,861	45,086,639
TIAA-CREF Emerging Markets Equity	110,902,295	23,975,041	38,074,267	2,156,268	1,139,836	115,726,227
TIAA-CREF Enhanced International Equity Index	174,378,746	54,796,605	23,452,077	1,253,337	5,910,661	210,331,268
TIAA-CREF Enhanced Large-Cap Growth Index	278,299,091	33,141,783	49,333,165	17,960,904	4,154,930	288,839,044
TIAA-CREF Enhanced Large-Cap Value Index	267,047,746	49,409,701	46,033,140	24,391,885	5,920,769	291,866,320
TIAA-CREF Global Natural Resources	32,692,412	1,545,074	38,215,246	(6,311,104)	232,416	—
TIAA-CREF Growth & Income	239,568,748	107,078,153	10,480,607	8,954,610	2,805,226	366,777,204
TIAA-CREF High-Yield	89,336,192	5,753,879	52,003,000	(2,963,732)	2,776,849	47,515,126
TIAA-CREF Inflation-Linked Bond	10,546,037	12,858,281	198,485	8,758	282,998	23,086,217
TIAA-CREF International Bond	—	48,653,472	1,323,360	16,564	720,585	46,200,753
TIAA-CREF International Equity	191,954,632	37,736,669	60,094,187	7,061,688	2,782,790	171,867,185
TIAA-CREF International Opportunities	161,407,803	29,221,744	35,568,012	1,852,757	2,284,032	164,516,765
TIAA-CREF International Small-Cap Equity	—	95,373,211	—	—	—	96,995,023
TIAA-CREF Large-Cap Growth	287,584,318	39,985,470	22,333,084	12,017,258	1,763,158	325,899,136
TIAA-CREF Large-Cap Value	276,844,555	38,607,562	23,911,556	15,513,484	5,390,137	328,719,707
TIAA-CREF Mid-Cap Growth	16,347,833	271,614	16,880,995	(955,252)	13,885	—
TIAA-CREF Mid-Cap Value	17,012,011	1,984,036	19,805,177	1,793,254	58,268	—
TIAA-CREF Money Market	180,589	—	180,589	—	424	—
TIAA-CREF Real Property Fund LP(a)	—	22,433,560	—	—	410,475	22,452,983
TIAA-CREF Short-Term Bond	10,556,405	12,785,138	236,741	4,131	211,347	23,092,295
TIAA-CREF Small-Cap Equity	114,168,157	8,771,760	40,346,932	9,687,732	920,956	102,238,737
TIAA-CREF Small/Mid-Cap Equity	—	69,869,427	1,124,629	142,429	135,852	76,295,656
	$2,983,950,544	$914,361,539	$546,203,969	$101,392,863	$55,139,604	$3,551,162,269
Lifecycle 2035 Fund
TIAA-CREF Bond	$235,271,603	$154,744,292	$13,630,629	$3,380,262	$6,210,886	$369,688,672
TIAA-CREF Bond Plus	224,704,985	50,960,145	39,728,492	3,316,576	5,119,672	233,446,846
TIAA-CREF Emerging Markets Debt	29,766,147	7,457,991	4,992,397	296,582	1,337,409	33,947,462
TIAA-CREF Emerging Markets Equity	122,389,038	26,059,486	39,576,869	2,618,548	1,276,465	129,938,455
TIAA-CREF Enhanced International Equity Index	194,042,101	62,093,561	25,392,205	1,361,662	6,635,825	235,836,073
TIAA-CREF Enhanced Large-Cap Growth Index	309,556,439	38,766,197	54,146,821	20,476,205	4,653,572	323,959,528
TIAA-CREF Enhanced Large-Cap Value Index	297,853,067	55,578,363	49,960,440	27,242,592	6,646,730	327,336,178
TIAA-CREF Global Natural Resources	36,507,128	1,807,265	42,857,760	(6,951,544)	273,192	—
TIAA-CREF Growth & Income	266,457,903	117,747,855	6,508,292	8,454,800	3,141,083	411,862,115
TIAA-CREF High-Yield	89,561,745	5,768,844	63,727,244	(3,830,522)	2,543,987	35,775,165
TIAA-CREF International Bond	—	35,921,195	1,244,972	11,784	521,109	33,856,430
TIAA-CREF International Equity	211,630,120	41,392,798	62,614,333	8,267,704	3,122,840	192,900,683
TIAA-CREF International Opportunities	179,768,931	32,449,460	38,065,707	2,163,134	2,565,259	184,763,087
TIAA-CREF International Small-Cap Equity	—	107,083,786	5,176	122	—	108,899,617
TIAA-CREF Large-Cap Growth	320,878,807	44,018,893	22,103,912	12,576,751	1,981,837	365,871,754
TIAA-CREF Large-Cap Value	307,952,117	41,736,443	22,112,812	16,378,226	6,049,516	368,953,757
TIAA-CREF Mid-Cap Growth	18,663,797	434,217	19,400,343	(1,064,390)	15,700	—
TIAA-CREF Mid-Cap Value	19,397,835	2,122,462	22,426,885	2,095,005	65,916	—
TIAA-CREF Money Market	186,540	—	186,540	—	438	—
TIAA-CREF Real Property Fund LP(a)	—	22,621,188	—	—	414,417	22,639,795
TIAA-CREF Small-Cap Equity	127,083,487	8,712,641	42,904,184	11,542,428	1,038,448	114,809,994
TIAA-CREF Small/Mid-Cap Equity	—	78,266,163	1,050,166	134,861	152,411	85,676,711
	$2,991,671,790	$935,743,245	$572,636,179	$108,470,786	$53,766,712	$3,580,162,322
18

TIAA-CREF LIFECYCLE FUNDS – Notes to Schedules of Investments (unaudited)

Issue	Value at May 31, 2016	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at February 28, 2017
Lifecycle 2040 Fund
TIAA-CREF Bond	$53,464,563	$235,942,949	$10,970,600	$2,299,621	$3,279,760	$272,284,038
TIAA-CREF Bond Plus	225,442,975	67,533,428	117,462,345	3,732,231	4,573,623	174,165,336
TIAA-CREF Emerging Markets Debt	37,534,954	5,861,848	20,138,421	768,999	1,429,112	25,326,343
TIAA-CREF Emerging Markets Equity	168,424,155	36,093,672	54,417,694	3,289,184	1,752,775	179,034,626
TIAA-CREF Enhanced International Equity Index	268,694,767	82,573,994	33,780,363	1,966,145	9,127,631	324,430,992
TIAA-CREF Enhanced Large-Cap Growth Index	430,334,531	49,474,230	75,180,167	29,123,653	6,397,175	445,637,566
TIAA-CREF Enhanced Large-Cap Value Index	412,964,895	71,547,795	67,034,567	38,383,069	9,145,048	450,309,725
TIAA-CREF Global Natural Resources	50,410,054	2,351,407	59,097,187	(9,867,533)	388,661	—
TIAA-CREF Growth & Income	369,005,125	158,005,501	6,747,356	10,900,476	4,322,559	567,211,368
TIAA-CREF High-Yield	112,821,648	5,356,106	96,293,240	(6,339,014)	2,822,728	26,691,281
TIAA-CREF International Bond	—	25,530,457	1,503,069	(7,567)	352,384	23,461,227
TIAA-CREF International Equity	290,671,577	53,797,386	81,868,197	12,018,399	4,295,378	265,833,773
TIAA-CREF International Opportunities	248,993,691	42,736,180	51,668,063	2,949,589	3,520,238	254,549,170
TIAA-CREF International Small-Cap Equity	—	147,627,531	—	—	—	150,131,550
TIAA-CREF Large-Cap Growth	444,206,138	56,375,168	28,404,283	17,206,271	2,727,558	503,877,724
TIAA-CREF Large-Cap Value	426,765,737	54,157,706	29,667,158	22,465,739	8,322,186	508,069,607
TIAA-CREF Mid-Cap Growth	26,411,918	346,093	27,194,866	(1,585,280)	21,574	—
TIAA-CREF Mid-Cap Value	27,522,966	2,671,573	31,458,829	2,917,797	90,570	—
TIAA-CREF Money Market	273,445	—	273,445	—	644	—
TIAA-CREF Real Property Fund LP(a)	—	28,242,700	—	—	517,239	28,266,861
TIAA-CREF Small-Cap Equity	175,766,614	11,626,313	59,432,407	16,717,981	1,432,550	158,087,676
TIAA-CREF Small/Mid-Cap Equity	—	107,826,016	1,455,059	177,839	209,696	117,972,004
	$3,769,709,753	$1,245,678,053	$854,047,316	$147,117,599	$64,729,089	$4,475,340,867
Lifecycle 2045 Fund
TIAA-CREF Bond	$—	$94,613,651	$4,273,403	$553,440	$853,631	$88,182,496
TIAA-CREF Bond Plus	79,570,209	29,014,458	51,007,156	541,494	1,609,876	57,154,498
TIAA-CREF Emerging Markets Debt	15,998,547	2,462,352	11,023,814	216,883	582,312	8,310,351
TIAA-CREF Emerging Markets Equity	73,682,604	21,685,731	22,522,215	(2,770,298)	815,899	86,078,747
TIAA-CREF Enhanced International Equity Index	117,643,945	50,919,108	16,100,799	(2,621,658)	4,258,364	155,828,066
TIAA-CREF Enhanced Large-Cap Growth Index	188,298,804	36,381,606	29,964,130	3,668,437	2,988,730	213,745,829
TIAA-CREF Enhanced Large-Cap Value Index	180,692,013	46,950,837	26,664,266	7,462,707	4,266,241	215,990,351
TIAA-CREF Global Natural Resources	22,134,982	1,345,439	26,357,258	(601,216)	182,769	—
TIAA-CREF Growth & Income	160,754,969	93,004,319	2,933,687	3,842,509	1,970,568	272,760,172
TIAA-CREF High-Yield	47,983,538	2,573,255	43,814,738	304,038	1,170,081	8,760,459
TIAA-CREF International Bond	—	8,057,898	778,927	(22,210)	105,815	7,100,809
TIAA-CREF International Equity	126,842,370	33,887,494	34,570,364	(2,054,936)	2,002,343	127,824,829
TIAA-CREF International Opportunities	108,788,016	29,625,889	22,882,025	(1,096,772)	1,644,269	122,453,709
TIAA-CREF International Small-Cap Equity	—	71,195,376	—	—	—	72,389,071
TIAA-CREF Large-Cap Growth	193,484,333	44,582,540	11,167,498	2,247,281	1,272,391	241,893,491
TIAA-CREF Large-Cap Value	186,096,470	40,776,758	9,031,384	5,017,524	3,874,382	243,982,674
TIAA-CREF Mid-Cap Growth	11,627,244	498,137	12,316,305	192,137	9,981	—
TIAA-CREF Mid-Cap Value	12,061,303	2,031,879	14,666,843	1,655,830	41,887	—
TIAA-CREF Money Market	81,040	—	81,040	—	190	—
TIAA-CREF Real Property Fund LP(a)	—	12,998,807	—	—	234,274	13,006,705
TIAA-CREF Small-Cap Equity	76,807,100	10,115,027	24,830,099	456,262	665,905	75,835,364
TIAA-CREF Small/Mid-Cap Equity	—	51,617,142	441,037	4,295	97,804	56,591,187
	$1,602,547,487	$684,337,703	$365,426,988	$16,995,747	$28,647,712	$2,067,888,808
19

TIAA-CREF LIFECYCLE FUNDS – Notes to Schedules of Investments (unaudited)

Issue	Value at May 31, 2016	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at February 28, 2017
Lifecycle 2050 Fund
TIAA-CREF Bond	$—	$50,706,118	$2,871,752	$275,708	$451,252	$46,690,810
TIAA-CREF Bond Plus	36,177,244	16,810,486	22,178,394	285,898	787,468	30,505,832
TIAA-CREF Emerging Markets Debt	9,711,323	1,423,071	7,224,878	156,822	345,010	4,435,408
TIAA-CREF Emerging Markets Equity	45,295,680	14,321,075	13,283,011	(1,614,998)	511,752	54,550,714
TIAA-CREF Enhanced International Equity Index	72,413,556	34,050,498	9,857,869	(1,651,348)	2,671,907	98,727,291
TIAA-CREF Enhanced Large-Cap Growth Index	115,835,393	25,551,131	17,870,625	2,218,251	1,876,028	135,411,560
TIAA-CREF Enhanced Large-Cap Value Index	111,116,520	32,310,817	15,925,349	4,682,974	2,677,432	136,849,558
TIAA-CREF Global Natural Resources	13,632,731	1,050,124	16,465,974	(337,980)	115,163	—
TIAA-CREF Growth & Income	98,811,530	61,716,221	1,468,218	2,428,059	1,226,626	172,801,117
TIAA-CREF High-Yield	29,137,142	1,737,139	27,408,416	166,542	698,454	4,675,858
TIAA-CREF International Bond	—	4,308,464	617,030	(15,939)	52,717	3,600,892
TIAA-CREF International Equity	78,011,122	23,181,249	21,217,321	(1,354,374)	1,256,347	81,005,348
TIAA-CREF International Opportunities	66,961,781	20,169,995	13,884,349	(674,961)	1,032,479	77,613,047
TIAA-CREF International Small-Cap Equity	—	45,150,759	—	—	—	45,904,907
TIAA-CREF Large-Cap Growth	118,939,673	31,036,308	6,153,870	1,404,018	798,546	153,249,871
TIAA-CREF Large-Cap Value	114,404,232	28,873,463	4,997,667	3,161,520	2,431,536	154,578,809
TIAA-CREF Mid-Cap Growth	7,143,514	401,680	7,662,016	94,143	6,270	—
TIAA-CREF Mid-Cap Value	7,432,466	1,349,602	9,137,136	973,673	26,323	—
TIAA-CREF Money Market	41,908	28	41,936	—	99	—
TIAA-CREF Real Property Fund LP(a)	—	8,113,335	—	—	145,129	8,117,778
TIAA-CREF Small-Cap Equity	47,224,015	7,006,469	14,754,288	273,495	417,786	48,027,462
TIAA-CREF Small/Mid-Cap Equity	—	32,662,240	224,979	1,262	61,370	35,839,801
	$972,289,830	$441,930,272	$213,245,078	$10,472,765	$17,589,694	$1,292,586,063
Lifecycle 2055 Fund
TIAA-CREF Bond	$—	$10,312,602	$770,309	$46,340	$87,302	$9,325,589
TIAA-CREF Bond Plus	5,058,455	4,036,957	2,850,754	34,039	132,003	6,162,532
TIAA-CREF Emerging Markets Debt	2,041,478	431,805	1,689,147	48,931	72,887	895,615
TIAA-CREF Emerging Markets Equity	9,647,673	4,745,965	2,819,850	(266,767)	120,099	13,437,639
TIAA-CREF Enhanced International Equity Index	15,450,328	10,590,320	2,245,832	(302,124)	627,150	24,313,211
TIAA-CREF Enhanced Large-Cap Growth Index	24,624,529	9,289,536	3,393,845	522,133	440,352	33,299,786
TIAA-CREF Enhanced Large-Cap Value Index	23,616,756	10,928,928	3,045,708	1,180,717	628,493	33,642,775
TIAA-CREF Global Natural Resources	2,908,887	401,007	3,707,401	105,098	26,994	—
TIAA-CREF Growth & Income	21,019,823	18,342,955	106,928	585,053	277,142	42,494,321
TIAA-CREF High-Yield	6,124,291	668,083	6,104,469	101,102	148,821	945,294
TIAA-CREF International Bond	—	870,945	180,648	(4,601)	9,243	674,267
TIAA-CREF International Equity	16,606,593	7,321,065	4,233,882	(262,839)	294,635	19,954,500
TIAA-CREF International Opportunities	14,272,832	6,966,234	3,151,540	(135,216)	242,574	19,131,838
TIAA-CREF International Small-Cap Equity	—	11,162,889	—	—	—	11,345,502
TIAA-CREF Large-Cap Growth	25,241,857	11,284,788	1,092,216	331,430	187,379	37,684,790
TIAA-CREF Large-Cap Value	24,296,397	10,779,137	797,872	772,459	570,708	38,034,136
TIAA-CREF Mid-Cap Growth	1,527,225	175,842	1,727,890	(21,147)	1,538	—
TIAA-CREF Mid-Cap Value	1,579,711	408,048	2,066,234	136,036	6,485	—
TIAA-CREF Money Market	6,600	14	6,614	—	15	—
TIAA-CREF Real Property Fund LP(a)	—	1,948,678	—	—	33,840	1,949,106
TIAA-CREF Small-Cap Equity	10,031,303	2,788,627	2,963,941	80,155	97,897	11,805,322
TIAA-CREF Small/Mid-Cap Equity	—	8,021,615	28,004	256	14,430	8,797,944
	$204,054,738	$131,476,040	$42,983,084	$2,951,055	$4,019,987	$313,894,167
20

TIAA-CREF LIFECYCLE FUNDS – Notes to Schedules of Investments (unaudited)

Issue	Value at May 31, 2016	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at February 28, 2017
Lifecycle 2060 Fund
TIAA-CREF Bond	$—	$714,865	$73,243	$1,391	$5,236	$630,327
TIAA-CREF Bond Plus	148,565	398,890	117,988	1,591	6,103	423,727
TIAA-CREF Emerging Markets Debt	121,970	67,688	135,168	3,573	4,380	61,598
TIAA-CREF Emerging Markets Equity	583,852	720,314	263,662	(38,265)	8,808	1,172,984
TIAA-CREF Enhanced International Equity Index	933,399	1,460,898	315,753	(52,270)	45,924	2,122,825
TIAA-CREF Enhanced Large-Cap Growth Index	1,502,115	1,668,597	479,545	20,606	32,207	2,899,222
TIAA-CREF Enhanced Large-Cap Value Index	1,441,899	1,774,599	442,036	42,156	46,061	2,926,851
TIAA-CREF Global Natural Resources	175,349	77,921	278,971	9,938	1,962	—
TIAA-CREF Growth & Income	1,283,470	2,370,282	196,720	31,827	18,551	3,700,799
TIAA-CREF High-Yield	366,398	124,392	441,652	8,838	9,127	64,984
TIAA-CREF International Bond	—	56,219	14,605	(400)	452	40,898
TIAA-CREF International Equity	1,003,795	1,145,268	429,407	(16,836)	21,554	1,741,677
TIAA-CREF International Opportunities	862,540	1,052,102	328,674	(6,835)	17,824	1,670,488
TIAA-CREF International Small-Cap Equity	—	990,144	11,397	10	—	994,062
TIAA-CREF Large-Cap Growth	1,539,440	1,874,007	308,460	18,712	13,719	3,282,029
TIAA-CREF Large-Cap Value	1,481,557	1,862,540	296,060	39,960	41,825	3,313,612
TIAA-CREF Mid-Cap Growth	93,383	34,951	129,646	(4,860)	112	—
TIAA-CREF Mid-Cap Value	96,722	52,361	154,007	3,624	471	—
TIAA-CREF Money Market	100	—	100	—	—	—
TIAA-CREF Real Property Fund LP(a)	—	162,885	—	—	2,484	162,832
TIAA-CREF Small-Cap Equity	611,656	573,649	288,895	(6,141)	7,178	1,027,939
TIAA-CREF Small/Mid-Cap Equity	—	724,912	18,397	(109)	1,056	766,035
	$12,246,210	$17,907,484	$4,724,386	$56,510	$285,034	$27,002,889
(a) Restricted security.

Note 4—investments

TIAA-CREF Real Property Fund LP (“RPF”): The Funds invest in the RPF, which is an affiliated real estate limited partnership. The RPF is an unregistered open-end fund that intends to invest in direct real estate holdings and may invest a portion of its assets in REIT securities, mortgage related securitization and money market instruments in accordance with exemptive relief received from the Commission. The Funds are not liable for the debts of the RPF beyond the amounts the Funds have contributed. The Funds can redeem from RPF daily subject to certain approvals. Investments in the RPF are illiquid and the Funds may be unable to dispose of such investments at opportune times. As such, this investment has been designated as restricted and the value is reflected in the schedules of investments.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At February 28, 2017, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Book cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)
Lifecycle Retirement Income	$431,494,923	$35,019,858	$(957,274)	$34,062,584
Lifecycle 2010	1,039,949,147	143,400,764	(1,654,011)	141,746,753
Lifecycle 2015	1,847,550,878	70,290,950	(40,906,561)	29,384,389
Lifecycle 2020	3,305,992,287	151,508,923	(59,202,867)	92,306,056
Lifecycle 2025	3,492,723,490	196,900,194	(57,342,501)	139,557,693
Lifecycle 2030	3,373,130,410	230,361,451	(52,329,592)	178,031,859
Lifecycle 2035	3,356,594,522	271,176,713	(47,608,913)	223,567,800
Lifecycle 2040	4,140,380,492	392,819,213	(57,858,838)	334,960,375
Lifecycle 2045	1,843,938,204	226,143,354	(2,192,750)	223,950,604
Lifecycle 2050	1,160,442,977	133,284,562	(1,141,476)	132,143,086
Lifecycle 2055	290,457,688	23,663,358	(226,879)	23,436,479
Lifecycle 2060	25,693,879	1,321,092	(12,082)	1,309,010
21

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index Retirement Income Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX RETIREMENT INCOME FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2017

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.9%(a)

FIXED INCOME - 39.8%
4,163,834	TIAA-CREF Bond Index Fund	$44,886,130
	TOTAL FIXED INCOME	44,886,130

INFLATION-PROTECTED ASSETS - 9.9%
975,745	TIAA-CREF Inflation-Linked Bond Fund	11,191,791
	TOTAL INFLATION-PROTECTED ASSETS	11,191,791

INTERNATIONAL EQUITY - 12.0%
350,817	TIAA-CREF Emerging Markets Equity Index Fund	3,406,430
583,603	TIAA-CREF International Equity Index Fund	10,096,336
	TOTAL INTERNATIONAL EQUITY	13,502,766

SHORT-TERM FIXED INCOME - 10.0%
1,122,035	TIAA-CREF Short-Term Bond Index Fund	11,197,906
	TOTAL SHORT-TERM FIXED INCOME	11,197,906

U.S. EQUITY - 28.2%
1,814,463	TIAA-CREF Equity Index Fund	31,807,536
	TOTAL U.S. EQUITY	31,807,536

	TOTAL AFFILIATED INVESTMENT COMPANIES	112,586,129
	(Cost $103,784,877)

	TOTAL INVESTMENTS - 99.9%	112,586,129
	(Cost $103,784,877)
	OTHER ASSETS & LIABILITIES, NET - 0.1%	127,695
	NET ASSETS - 100.0%	$112,713,824

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
1

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2010 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2010 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2017

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.7%(a)

FIXED INCOME - 39.1%
10,216,870	TIAA-CREF Bond Index Fund	$110,137,857
	TOTAL FIXED INCOME	110,137,857

INFLATION-PROTECTED ASSETS - 8.6%
2,107,760	TIAA-CREF Inflation-Linked Bond Fund	24,176,003
	TOTAL INFLATION-PROTECTED ASSETS	24,176,003

INTERNATIONAL EQUITY - 12.9%
948,794	TIAA-CREF Emerging Markets Equity Index Fund	9,212,794
1,578,299	TIAA-CREF International Equity Index Fund	27,304,576
	TOTAL INTERNATIONAL EQUITY	36,517,370

SHORT-TERM FIXED INCOME - 8.6%
2,423,831	TIAA-CREF Short-Term Bond Index Fund	24,189,836
	TOTAL SHORT-TERM FIXED INCOME	24,189,836

U.S. EQUITY - 30.5%
4,906,842	TIAA-CREF Equity Index Fund	86,016,937
	TOTAL U.S. EQUITY	86,016,937

	TOTAL AFFILIATED INVESTMENT COMPANIES	281,038,003
	(Cost $245,119,170)

	TOTAL INVESTMENTS - 99.7%	281,038,003
	(Cost $245,119,170)
	OTHER ASSETS & LIABILITIES, NET - 0.3%	974,284
	NET ASSETS - 100.0%	$282,012,287

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
2

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2015 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2015 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2017

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.8%(a)

FIXED INCOME - 38.1%
17,808,896	TIAA-CREF Bond Index Fund	$191,979,900
	TOTAL FIXED INCOME	191,979,900

INFLATION-PROTECTED ASSETS - 6.6%
2,897,153	TIAA-CREF Inflation-Linked Bond Fund	33,230,344
	TOTAL INFLATION-PROTECTED ASSETS	33,230,344

INTERNATIONAL EQUITY - 14.5%
1,893,921	TIAA-CREF Emerging Markets Equity Index Fund	18,389,974
3,150,640	TIAA-CREF International Equity Index Fund	54,506,068
	TOTAL INTERNATIONAL EQUITY	72,896,042

SHORT-TERM FIXED INCOME - 6.6%
3,331,452	TIAA-CREF Short-Term Bond Index Fund	33,247,887
	TOTAL SHORT-TERM FIXED INCOME	33,247,887

U.S. EQUITY - 34.0%
9,795,092	TIAA-CREF Equity Index Fund	171,707,956
	TOTAL U.S. EQUITY	171,707,956

	TOTAL AFFILIATED INVESTMENT COMPANIES	503,062,129
	(Cost $434,168,383)

	TOTAL INVESTMENTS - 99.8%	503,062,129
	(Cost $434,168,383)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	1,140,512
	NET ASSETS - 100.0%	$504,202,641

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
3

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2020 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2020 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2017

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.8%(a)

FIXED INCOME - 35.1%
33,004,686	TIAA-CREF Bond Index Fund	$355,790,515
	TOTAL FIXED INCOME	355,790,515

INFLATION-PROTECTED ASSETS - 4.6%
4,078,611	TIAA-CREF Inflation-Linked Bond Fund	46,781,669
	TOTAL INFLATION-PROTECTED ASSETS	46,781,669

INTERNATIONAL EQUITY - 16.5%
4,360,006	TIAA-CREF Emerging Markets Equity Index Fund	42,335,661
7,252,693	TIAA-CREF International Equity Index Fund	125,471,596
	TOTAL INTERNATIONAL EQUITY	167,807,257

SHORT-TERM FIXED INCOME - 4.6%
4,690,203	TIAA-CREF Short-Term Bond Index Fund	46,808,223
	TOTAL SHORT-TERM FIXED INCOME	46,808,223

U.S. EQUITY - 39.0%
22,539,488	TIAA-CREF Equity Index Fund	395,117,222
	TOTAL U.S. EQUITY	395,117,222

	TOTAL AFFILIATED INVESTMENT COMPANIES	1,012,304,886
	(Cost $892,165,711)

	TOTAL INVESTMENTS - 99.8%	1,012,304,886
	(Cost $892,165,711)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	1,800,860
	NET ASSETS - 100.0%	$1,014,105,746

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
4

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2025 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2025 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2017

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.8%(a)

FIXED INCOME - 31.1%
30,845,789	TIAA-CREF Bond Index Fund	$332,517,609
	TOTAL FIXED INCOME	332,517,609

INFLATION-PROTECTED ASSETS - 2.6%
2,452,747	TIAA-CREF Inflation-Linked Bond Fund	28,133,008
	TOTAL INFLATION-PROTECTED ASSETS	28,133,008

INTERNATIONAL EQUITY - 18.9%
5,256,556	TIAA-CREF Emerging Markets Equity Index Fund	51,041,158
8,743,689	TIAA-CREF International Equity Index Fund	151,265,814
	TOTAL INTERNATIONAL EQUITY	202,306,972

SHORT-TERM FIXED INCOME - 2.7%
2,820,604	TIAA-CREF Short-Term Bond Index Fund	28,149,627
	TOTAL SHORT-TERM FIXED INCOME	28,149,627

U.S. EQUITY - 44.5%
27,155,052	TIAA-CREF Equity Index Fund	476,028,064
	TOTAL U.S. EQUITY	476,028,064

	TOTAL AFFILIATED INVESTMENT COMPANIES	1,067,135,280
	(Cost $932,890,031)

	TOTAL INVESTMENTS - 99.8%	1,067,135,280
	(Cost $932,890,031)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	2,386,225
	NET ASSETS - 100.0%	$1,069,521,505

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
5

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2030 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2030 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2017

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.7%(a)

FIXED INCOME - 27.1%
28,625,093	TIAA-CREF Bond Index Fund	$308,578,499
	TOTAL FIXED INCOME	308,578,499

INFLATION-PROTECTED ASSETS - 0.6%
641,209	TIAA-CREF Inflation-Linked Bond Fund	7,354,668
	TOTAL INFLATION-PROTECTED ASSETS	7,354,668

INTERNATIONAL EQUITY - 21.3%
6,305,484	TIAA-CREF Emerging Markets Equity Index Fund	61,226,248
10,489,167	TIAA-CREF International Equity Index Fund	181,462,591
	TOTAL INTERNATIONAL EQUITY	242,688,839

SHORT-TERM FIXED INCOME - 0.6%
737,327	TIAA-CREF Short-Term Bond Index Fund	7,358,526
	TOTAL SHORT-TERM FIXED INCOME	7,358,526

U.S. EQUITY - 50.1%
32,593,093	TIAA-CREF Equity Index Fund	571,356,929
	TOTAL U.S. EQUITY	571,356,929

	TOTAL AFFILIATED INVESTMENT COMPANIES	1,137,337,461
	(Cost $981,710,837)

	TOTAL INVESTMENTS - 99.7%	1,137,337,461
	(Cost $981,710,837)
	OTHER ASSETS & LIABILITIES, NET - 0.3%	3,305,950
	NET ASSETS - 100.0%	$1,140,643,411

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
6

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2035 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2035 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2017

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.7%(a)

FIXED INCOME - 20.4%
20,451,197	TIAA-CREF Bond Index Fund	$220,463,904
	TOTAL FIXED INCOME	220,463,904

INTERNATIONAL EQUITY - 23.7%
6,630,451	TIAA-CREF Emerging Markets Equity Index Fund	64,381,675
11,029,084	TIAA-CREF International Equity Index Fund	190,803,150
	TOTAL INTERNATIONAL EQUITY	255,184,825

U.S. EQUITY - 55.6%
34,239,877	TIAA-CREF Equity Index Fund	600,225,045
	TOTAL U.S. EQUITY	600,225,045

	TOTAL AFFILIATED INVESTMENT COMPANIES	1,075,873,774
	(Cost $913,201,779)

	TOTAL INVESTMENTS - 99.7%	1,075,873,774
	(Cost $913,201,779)
	OTHER ASSETS & LIABILITIES, NET - 0.3%	3,120,425
	NET ASSETS - 100.0%	$1,078,994,199

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
7

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2040 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2040 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2017

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.7%(a)

FIXED INCOME - 12.5%
13,806,662	TIAA-CREF Bond Index Fund	$148,835,818
	TOTAL FIXED INCOME	148,835,818

INTERNATIONAL EQUITY - 26.0%
8,052,823	TIAA-CREF Emerging Markets Equity Index Fund	78,192,912
13,395,009	TIAA-CREF International Equity Index Fund	231,733,656
	TOTAL INTERNATIONAL EQUITY	309,926,568

U.S. EQUITY - 61.2%
41,578,836	TIAA-CREF Equity Index Fund	728,876,990
	TOTAL U.S. EQUITY	728,876,990

	TOTAL AFFILIATED INVESTMENT COMPANIES	1,187,639,376
	(Cost $982,425,148)

	TOTAL INVESTMENTS - 99.7%	1,187,639,376
	(Cost $982,425,148)
	OTHER ASSETS & LIABILITIES, NET - 0.3%	2,858,658
	NET ASSETS - 100.0%	$1,190,498,034

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
8

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2045 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2045 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2017

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.7%(a)

FIXED INCOME - 9.1%
5,889,448	TIAA-CREF Bond Index Fund	$63,488,246
	TOTAL FIXED INCOME	63,488,246

INTERNATIONAL EQUITY - 27.1%
4,914,619	TIAA-CREF Emerging Markets Equity Index Fund	47,720,951
8,174,317	TIAA-CREF International Equity Index Fund	141,415,686
	TOTAL INTERNATIONAL EQUITY	189,136,637

U.S. EQUITY - 63.5%
25,332,066	TIAA-CREF Equity Index Fund	444,071,117
	TOTAL U.S. EQUITY	444,071,117

	TOTAL AFFILIATED INVESTMENT COMPANIES	696,696,000
	(Cost $600,692,749)

	TOTAL INVESTMENTS - 99.7%	696,696,000
	(Cost $600,692,749)
	OTHER ASSETS & LIABILITIES, NET - 0.3%	2,402,324
	NET ASSETS - 100.0%	$699,098,324

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
9

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2050 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2050 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2017

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.6%(a)

FIXED INCOME - 7.8%
3,550,779	TIAA-CREF Bond Index Fund	$38,277,397
	TOTAL FIXED INCOME	38,277,397

INTERNATIONAL EQUITY - 27.4%
3,478,600	TIAA-CREF Emerging Markets Equity Index Fund	33,777,211
5,785,856	TIAA-CREF International Equity Index Fund	100,095,312
	TOTAL INTERNATIONAL EQUITY	133,872,523

U.S. EQUITY - 64.4%
17,930,341	TIAA-CREF Equity Index Fund	314,318,875
	TOTAL U.S. EQUITY	314,318,875

	TOTAL AFFILIATED INVESTMENT COMPANIES	486,468,795
	(Cost $421,229,788)

	TOTAL INVESTMENTS - 99.6%	486,468,795
	(Cost $421,229,788)
	OTHER ASSETS & LIABILITIES, NET - 0.4%	1,737,386
	NET ASSETS - 100.0%	$488,206,181

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
10

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2055 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2055 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2017

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.6%(a)

FIXED INCOME - 6.6%
858,719	TIAA-CREF Bond Index Fund	$9,256,989
	TOTAL FIXED INCOME	9,256,989

INTERNATIONAL EQUITY - 27.8%
1,011,540	TIAA-CREF Emerging Markets Equity Index Fund	9,822,055
1,682,311	TIAA-CREF International Equity Index Fund	29,103,983
	TOTAL INTERNATIONAL EQUITY	38,926,038

U.S. EQUITY - 65.2%
5,202,905	TIAA-CREF Equity Index Fund	91,206,930
	TOTAL U.S. EQUITY	91,206,930

	TOTAL AFFILIATED INVESTMENT COMPANIES	139,389,957
	(Cost $123,710,137)

	TOTAL INVESTMENTS - 99.6%	139,389,957
	(Cost $123,710,137)
	OTHER ASSETS & LIABILITIES, NET - 0.4%	613,714
	NET ASSETS - 100.0%	$140,003,671

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
11

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2060 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2060 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2017

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.6%(a)

FIXED INCOME - 5.4%
98,530	TIAA-CREF Bond Index Fund	$1,062,149
	TOTAL FIXED INCOME	1,062,149

INTERNATIONAL EQUITY - 28.3%
144,445	TIAA-CREF Emerging Markets Equity Index Fund	1,402,560
240,187	TIAA-CREF International Equity Index Fund	4,155,227
	TOTAL INTERNATIONAL EQUITY	5,557,787

U.S. EQUITY - 65.9%
739,126	TIAA-CREF Equity Index Fund	12,956,881
	TOTAL U.S. EQUITY	12,956,881

	TOTAL AFFILIATED INVESTMENT COMPANIES	19,576,817
	(Cost $18,150,816)

	TOTAL INVESTMENTS - 99.6%	19,576,817
	(Cost $18,150,816)
	OTHER ASSETS & LIABILITIES, NET - 0.4%	85,803
	NET ASSETS - 100.0%	$19,662,620

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
12

TIAA-CREF Lifecycle Index Funds - Notes to Schedules of Investments (unaudited)

Note 1—organization and significant accounting policies

The Lifecycle Index Funds (collectively the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer Institutional, Advisor, Premier and Retirement Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedules of investments.

Investment transactions: Security transactions are accounted for as of the trade date for financial reporting purposes.

New rule issuances: In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes investment company reporting by requiring the filing of new forms N-PORT and N-CEN, and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and other filings. The requirements of this final rule in relation to forms N-PORT and N-CEN must be adopted by June 1, 2018, while the amended disclosures must be adopted by August 1, 2017. Management is currently assessing the impact of this rule to the Funds’ financial statements and other filings.

In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds liquidity. The requirements of this final rule must be adopted by December 1, 2018. Management is currently assessing the impact of this rule to the Fund’s financial statements and other filings.

In October 2016, the Commission issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the Commission. Management may elect to adopt the provisions of this final rule by November 19, 2018. Management is currently assessing the impact of this rule to the Funds’ financial statements and other filings.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

13

TIAA-CREF Lifecycle Index Funds - Notes to Schedules of Investments (unaudited)

Certain portfolio investments that are measured at fair value using the net asset value per share practical expedient are not categorized within the fair value hierarchy. As of February 28, 2017, no investments were valued utilizing the practical expedient.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at their NAV on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the period ended February 28, 2017, there were no transfers between levels by the Funds.

As of February 28, 2017, all of the investments in the Funds were valued based on Level 1 inputs.

Note 3—investment adviser and affiliates

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Funds invest their assets in Institutional Class shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows:

Issue	Value at May 31, 2016	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at February 28, 2017
Lifecycle Index Retirement Income Fund
TIAA-CREF Bond Index	$29,087,829	$24,301,977	$7,880,145	$(193,999)	$622,242	$44,886,130
TIAA-CREF Emerging Markets Equity Index	1,963,812	1,901,955	862,308	(51,682)	49,069	3,406,430
TIAA-CREF Equity Index	20,539,495	16,239,306	8,153,704	196,979	488,975	31,807,536
TIAA-CREF Inflation-Linked Bond	7,257,466	6,023,531	2,089,042	(20,468)	136,273	11,191,791
TIAA-CREF International Equity Index	6,715,631	5,462,625	2,427,920	(94,241)	235,747	10,096,336
TIAA-CREF Short-Term Bond Index	7,265,072	6,024,417	2,066,083	(9,966)	71,690	11,197,906
	$72,829,305	$59,953,811	$23,479,202	$(173,377)	$1,603,996	$112,586,129
Lifecycle Index 2010 Fund
TIAA-CREF Bond Index	$90,165,261	$29,931,041	$8,194,946	$(153,289)	$1,685,420	$110,137,857
TIAA-CREF Emerging Markets Equity Index	6,855,666	2,593,758	1,434,270	(144,106)	156,317	9,212,794
TIAA-CREF Equity Index	71,578,111	18,583,780	13,581,049	528,192	1,562,624	86,016,937
TIAA-CREF Inflation-Linked Bond	19,195,274	6,718,485	1,688,126	(21,672)	342,391	24,176,003
TIAA-CREF International Equity Index	23,444,238	6,428,412	3,544,965	(221,767)	753,628	27,304,576
TIAA-CREF Short-Term Bond Index	19,218,328	6,717,341	1,679,373	(7,502)	168,137	24,189,836
	$230,456,878	$70,972,817	$30,122,729	$(20,144)	$4,668,517	$281,038,003
Lifecycle Index 2015 Fund
TIAA-CREF Bond Index	$156,310,603	$50,995,911	$12,390,564	$(120,010)	$2,903,270	$191,979,900
TIAA-CREF Emerging Markets Equity Index	13,575,201	5,113,333	2,688,586	(308,655)	302,703	18,389,974
TIAA-CREF Equity Index	141,893,007	33,758,733	22,622,492	1,034,384	3,026,045	171,707,956
TIAA-CREF Inflation-Linked Bond	25,966,224	9,365,407	2,052,780	(32,154)	455,943	33,230,344
TIAA-CREF International Equity Index	46,422,800	11,971,012	5,833,004	(394,959)	1,459,414	54,506,068
TIAA-CREF Short-Term Bond Index	26,000,037	9,273,036	1,937,447	(6,175)	227,315	33,247,887
	$410,167,872	$120,477,432	$47,524,873	$172,431	$8,374,690	$503,062,129
Lifecycle Index 2020 Fund
TIAA-CREF Bond Index	$254,026,081	$117,014,237	$9,765,768	$(206,372)	$5,073,459	$355,790,515
TIAA-CREF Emerging Markets Equity Index	27,957,067	12,803,069	3,539,172	(496,317)	681,807	42,335,661
TIAA-CREF Equity Index	292,352,640	95,078,979	33,679,439	1,933,716	6,815,906	395,117,222
TIAA-CREF Inflation-Linked Bond	31,796,956	16,239,353	1,143,488	(66,366)	622,563	46,781,669
TIAA-CREF International Equity Index	95,572,145	34,619,769	9,099,657	(950,906)	3,287,206	125,471,596
TIAA-CREF Short-Term Bond Index	31,840,580	16,176,598	1,084,008	(8,402)	301,018	46,808,223
	$733,545,469	$291,932,005	$58,311,532	$205,353	$16,781,959	$1,012,304,886
14

TIAA-CREF Lifecycle Index Funds - Notes to Schedules of Investments (unaudited)

Issue	Value at May 31, 2016	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at February 28, 2017
Lifecycle Index 2025 Fund
TIAA-CREF Bond Index	$230,909,631	$115,555,442	$8,968,616	$(160,955)	$4,637,561	$332,517,609
TIAA-CREF Emerging Markets Equity Index	32,775,939	15,957,635	3,752,450	(531,841)	804,757	51,041,158
TIAA-CREF Equity Index	342,720,953	116,730,418	32,334,042	2,104,661	8,043,443	476,028,064
TIAA-CREF Inflation-Linked Bond	17,666,673	10,991,310	451,112	(33,200)	361,078	28,133,008
TIAA-CREF International Equity Index	112,084,691	42,361,873	8,367,365	(962,418)	3,878,201	151,265,814
TIAA-CREF Short-Term Bond Index	17,690,545	11,026,589	494,573	(3,561)	172,928	28,149,627
	$753,848,432	$312,623,267	$54,368,158	$412,686	$17,897,968	$1,067,135,280

Lifecycle Index 2030 Fund
TIAA-CREF Bond Index	$210,410,156	$108,426,959	$5,607,774	$(117,033)	$4,265,612	$308,578,499
TIAA-CREF Emerging Markets Equity Index	38,599,071	18,048,134	2,559,022	(435,100)	963,410	61,226,248
TIAA-CREF Equity Index	403,215,104	139,178,198	29,068,341	2,438,851	9,631,061	571,356,929
TIAA-CREF Inflation-Linked Bond	2,799,692	4,651,690	61,534	(1,561)	84,804	7,354,668
TIAA-CREF International Equity Index	131,981,816	50,333,675	6,999,543	(841,589)	4,644,954	181,462,591
TIAA-CREF Short-Term Bond Index	2,803,142	4,642,798	69,056	(727)	37,184	7,358,526
	$789,808,981	$325,281,454	$44,365,270	$1,042,841	$19,627,025	$1,137,337,461
Lifecycle Index 2035 Fund
TIAA-CREF Bond Index	$145,815,985	$80,923,316	$3,041,255	$(51,926)	$2,987,722	$220,463,904
TIAA-CREF Emerging Markets Equity Index	40,838,406	18,636,814	2,657,143	(510,808)	1,007,198	64,381,675
TIAA-CREF Equity Index	426,784,921	135,242,552	22,750,410	2,509,233	10,068,713	600,225,045
TIAA-CREF International Equity Index	139,656,798	50,736,739	6,112,649	(756,563)	4,855,990	190,803,150
	$753,096,110	$285,539,421	$34,561,457	$1,189,936	$18,919,623	$1,075,873,774
Lifecycle Index 2040 Fund
TIAA-CREF Bond Index	$98,104,130	$55,170,893	$2,228,870	$(31,260)	$2,010,703	$148,835,818
TIAA-CREF Emerging Markets Equity Index	51,352,658	20,327,650	2,779,158	(583,666)	1,246,018	78,192,912
TIAA-CREF Equity Index	536,065,312	142,184,558	24,109,100	3,004,742	12,456,128	728,876,990
TIAA-CREF International Equity Index	175,585,738	55,082,892	6,806,806	(889,065)	6,007,427	231,733,656
	$861,107,838	$272,765,993	$35,923,934	$1,500,751	$21,720,276	$1,187,639,376
Lifecycle Index 2045 Fund
TIAA-CREF Bond Index	$41,758,138	$23,914,963	$1,247,871	$(21,928)	$857,856	$63,488,246
TIAA-CREF Emerging Markets Equity Index	28,612,793	15,062,925	1,350,560	(244,719)	739,923	47,720,951
TIAA-CREF Equity Index	297,926,175	113,600,033	11,593,811	1,763,627	7,396,830	444,071,117
TIAA-CREF International Equity Index	97,847,738	41,628,512	2,770,087	(413,128)	3,567,384	141,415,686
	$466,144,844	$194,206,433	$16,962,329	$1,083,852	$12,561,993	$696,696,000
Lifecycle Index 2050 Fund
TIAA-CREF Bond Index	$24,632,400	$14,857,779	$650,808	$(7,508)	$511,590	$38,277,397
TIAA-CREF Emerging Markets Equity Index	19,881,810	10,924,101	794,439	(143,977)	521,939	33,777,211
TIAA-CREF Equity Index	206,722,245	83,164,141	6,538,426	1,244,023	5,217,746	314,318,875
TIAA-CREF International Equity Index	67,990,077	30,673,283	1,870,668	(289,485)	2,516,471	100,095,312
	$319,226,532	$139,619,304	$9,854,341	$803,053	$8,767,746	$486,468,795
Lifecycle Index 2055 Fund
TIAA-CREF Bond Index	$4,785,013	$4,748,433	$152,477	$(779)	$111,475	$9,256,989
TIAA-CREF Emerging Markets Equity Index	4,672,155	4,309,403	145,589	(20,173)	140,869	9,822,055
TIAA-CREF Equity Index	48,314,715	36,178,223	1,599,864	323,824	1,408,241	91,206,930
TIAA-CREF International Equity Index	15,977,311	12,587,050	386,075	(42,450)	679,178	29,103,983
	$73,749,194	$57,823,109	$2,284,005	$260,422	$2,339,763	$139,389,957
Lifecycle Index 2060 Fund
TIAA-CREF Bond Index	$608,945	$537,256	$70,687	$(1,228)	$12,883	$1,062,149
TIAA-CREF Emerging Markets Equity Index	746,190	635,359	125,587	(20,813)	20,059	1,402,560
TIAA-CREF Equity Index	7,792,325	4,983,078	1,019,666	45,156	200,071	12,956,881
TIAA-CREF International Equity Index	2,551,187	1,856,258	386,436	(51,686)	96,421	4,155,227
	$11,698,647	$8,011,951	$1,602,376	$(28,571)	$329,434	$19,576,817

15

TIAA-CREF Lifecycle Index Funds - Notes to Schedules of Investments (unaudited)

Note 4—investments

Net unrealized appreciation (depreciation): At February 28, 2017, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Book cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)
Lifecycle Index Retirement Income	$103,784,877	$8,819,365	$(18,113)	$8,801,252
Lifecycle Index 2010	245,119,170	35,990,913	(72,080)	35,918,833
Lifecycle Index 2015	434,168,383	68,995,913	(102,167)	68,893,746
Lifecycle Index 2020	892,165,711	120,275,650	(136,475)	120,139,175
Lifecycle Index 2025	932,890,031	134,463,453	(218,204)	134,245,249
Lifecycle Index 2030	981,710,837	156,244,092	(617,468)	155,626,624
Lifecycle Index 2035	913,201,779	163,331,193	(659,198)	162,671,995
Lifecycle Index 2040	982,425,148	205,369,162	(154,934)	205,214,228
Lifecycle Index 2045	600,692,749	96,116,954	(113,703)	96,003,251
Lifecycle Index 2050	421,229,788	65,293,353	(54,346)	65,239,007
Lifecycle Index 2055	123,710,137	15,690,593	(10,773)	15,679,820
Lifecycle Index 2060	18,150,816	1,480,711	(54,710)	1,426,001
16

TIAA-CREF LIFESTYLE FUNDS – Lifestyle Income Fund

TIAA-CREF LIFESTYLE FUNDS

LIFESTYLE INCOME FUND

SCHEDULE OF INVESTMENTS (unaudited)

February 28, 2017

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.9%(a)

FIXED INCOME - 39.2%
1,197,122	TIAA-CREF Bond Fund	$12,354,304
1,147,681	TIAA-CREF Bond Plus Fund	11,912,931
2,501	TIAA-CREF High-Yield Fund	24,739
	TOTAL FIXED INCOME	24,291,974

INTERNATIONAL EQUITY - 6.4%
69,065	TIAA-CREF Emerging Markets Equity Fund	692,725
138,924	TIAA-CREF Enhanced International Equity Index Fund	972,470
95,921	TIAA-CREF International Equity Fund	1,011,968
76,182	TIAA-CREF International Opportunities Fund	811,340
45,025	TIAA-CREF International Small-Cap Equity Fund	477,713
	TOTAL INTERNATIONAL EQUITY	3,966,216

SHORT-TERM FIXED INCOME - 39.9%
2,386,270	TIAA-CREF Short-Term Bond Fund	24,674,030
	TOTAL SHORT-TERM FIXED INCOME	24,674,030

U.S. EQUITY - 14.4%
66,952	TIAA-CREF Enhanced Large-Cap Growth Index Fund	804,099
80,357	TIAA-CREF Enhanced Large-Cap Value Index Fund	812,408
150,516	TIAA-CREF Growth & Income Fund	1,928,109
128,637	TIAA-CREF Large-Cap Growth Fund	2,141,800
114,421	TIAA-CREF Large-Cap Value Fund	2,157,981
35,381	TIAA-CREF Small-Cap Equity Fund	675,069
35,905	TIAA-CREF Small/Mid-Cap Equity Fund	400,340
	TOTAL U.S. EQUITY	8,919,806

	TOTAL AFFILIATED INVESTMENT COMPANIES	61,852,026
	(Cost $60,546,634)

	TOTAL INVESTMENTS - 99.9%	61,852,026
	(Cost $60,546,634)
	OTHER ASSETS & LIABILITIES, NET - 0.1%	69,701
	NET ASSETS - 100.0%	$61,921,727

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
1

TIAA-CREF LIFESTYLE FUNDS – Lifestyle Conservative Fund

TIAA-CREF LIFESTYLE FUNDS

LIFESTYLE CONSERVATIVE FUND

SCHEDULE OF INVESTMENTS (unaudited)

February 28, 2017

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.9%(a)

FIXED INCOME - 39.1%
1,582,958	TIAA-CREF Bond Fund	$16,336,129
4,612,690	TIAA-CREF Bond Plus Fund	47,879,727
6,625	TIAA-CREF High-Yield Fund	65,526
	TOTAL FIXED INCOME	64,281,382

INTERNATIONAL EQUITY - 12.4%
333,524	TIAA-CREF Emerging Markets Equity Fund	3,345,244
688,701	TIAA-CREF Enhanced International Equity Index Fund	4,820,910
510,034	TIAA-CREF International Equity Fund	5,380,861
403,077	TIAA-CREF International Opportunities Fund	4,292,769
238,087	TIAA-CREF International Small-Cap Equity Fund	2,526,105
	TOTAL INTERNATIONAL EQUITY	20,365,889

SHORT-TERM FIXED INCOME - 19.9%
3,157,421	TIAA-CREF Short-Term Bond Fund	32,647,730
	TOTAL SHORT-TERM FIXED INCOME	32,647,730

U.S. EQUITY - 28.5%
354,190	TIAA-CREF Enhanced Large-Cap Growth Index Fund	4,253,817
425,187	TIAA-CREF Enhanced Large-Cap Value Index Fund	4,298,641
798,689	TIAA-CREF Growth & Income Fund	10,231,205
681,105	TIAA-CREF Large-Cap Growth Fund	11,340,397
606,933	TIAA-CREF Large-Cap Value Fund	11,446,758
161,990	TIAA-CREF Small-Cap Equity Fund	3,090,767
190,237	TIAA-CREF Small/Mid-Cap Equity Fund	2,121,141
	TOTAL U.S. EQUITY	46,782,726

	TOTAL AFFILIATED INVESTMENT COMPANIES	164,077,727
	(Cost $158,158,148)

	TOTAL INVESTMENTS - 99.9%	164,077,727
	(Cost $158,158,148)
	OTHER ASSETS & LIABILITIES, NET - 0.1%	190,227
	NET ASSETS - 100.0%	$164,267,954

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
2

TIAA-CREF LIFESTYLE FUNDS – Lifestyle Moderate Fund

TIAA-CREF LIFESTYLE FUNDS

LIFESTYLE MODERATE FUND

SCHEDULE OF INVESTMENTS (unaudited)

February 28, 2017

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.9%(a)

FIXED INCOME - 39.0%
8,879,595	TIAA-CREF Bond Plus Fund	$92,170,196
9,522	TIAA-CREF High-Yield Fund	94,172
	TOTAL FIXED INCOME	92,264,368

INTERNATIONAL EQUITY - 18.4%
695,300	TIAA-CREF Emerging Markets Equity Fund	6,973,859
1,449,518	TIAA-CREF Enhanced International Equity Index Fund	10,146,623
1,098,867	TIAA-CREF International Equity Fund	11,593,043
868,949	TIAA-CREF International Opportunities Fund	9,254,309
512,221	TIAA-CREF International Small-Cap Equity Fund	5,434,669
	TOTAL INTERNATIONAL EQUITY	43,402,503

U.S. EQUITY - 42.5%
763,101	TIAA-CREF Enhanced Large-Cap Growth Index Fund	9,164,838
915,096	TIAA-CREF Enhanced Large-Cap Value Index Fund	9,251,618
1,720,703	TIAA-CREF Growth & Income Fund	22,042,207
1,467,274	TIAA-CREF Large-Cap Growth Fund	24,430,117
1,308,057	TIAA-CREF Large-Cap Value Fund	24,669,962
330,891	TIAA-CREF Small-Cap Equity Fund	6,313,403
409,189	TIAA-CREF Small/Mid-Cap Equity Fund	4,562,454
	TOTAL U.S. EQUITY	100,434,599

	TOTAL AFFILIATED INVESTMENT COMPANIES	236,101,470
	(Cost $223,934,695)

	TOTAL INVESTMENTS - 99.9%	236,101,470
	(Cost $223,934,695)
	OTHER ASSETS & LIABILITIES, NET - 0.1%	207,617
	NET ASSETS - 100.0%	$236,309,087

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
3

TIAA-CREF LIFESTYLE FUNDS – Lifestyle Growth Fund

TIAA-CREF LIFESTYLE FUNDS

LIFESTYLE GROWTH FUND

SCHEDULE OF INVESTMENTS (unaudited)

February 28, 2017

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.6%(a)

FIXED INCOME - 19.1%
1,782,169	TIAA-CREF Bond Plus Fund	$18,498,915
3,900	TIAA-CREF High-Yield Fund	38,574
	TOTAL FIXED INCOME	18,537,489

INTERNATIONAL EQUITY - 24.3%
372,006	TIAA-CREF Emerging Markets Equity Fund	3,731,216
782,391	TIAA-CREF Enhanced International Equity Index Fund	5,476,738
597,525	TIAA-CREF International Equity Fund	6,303,893
473,094	TIAA-CREF International Opportunities Fund	5,038,446
280,140	TIAA-CREF International Small-Cap Equity Fund	2,972,285
	TOTAL INTERNATIONAL EQUITY	23,522,578

U.S. EQUITY - 56.2%
415,832	TIAA-CREF Enhanced Large-Cap Growth Index Fund	4,994,147
499,077	TIAA-CREF Enhanced Large-Cap Value Index Fund	5,045,665
934,379	TIAA-CREF Growth & Income Fund	11,969,395
798,414	TIAA-CREF Large-Cap Growth Fund	13,293,585
710,624	TIAA-CREF Large-Cap Value Fund	13,402,367
175,073	TIAA-CREF Small-Cap Equity Fund	3,340,384
223,161	TIAA-CREF Small/Mid-Cap Equity Fund	2,488,250
	TOTAL U.S. EQUITY	54,533,793

	TOTAL AFFILIATED INVESTMENT COMPANIES	96,593,860
	(Cost $88,087,720)

	TOTAL INVESTMENTS - 99.6%	96,593,860
	(Cost $88,087,720)
	OTHER ASSETS & LIABILITIES, NET - 0.4%	416,486
	NET ASSETS - 100.0%	$97,010,346

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
4

TIAA-CREF LIFESTYLE FUNDS – Lifestyle Aggressive Growth Fund

TIAA-CREF LIFESTYLE FUNDS

LIFESTYLE AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS (unaudited)

February 28, 2017

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.9%(a)

INTERNATIONAL EQUITY - 30.0%
274,424	TIAA-CREF Emerging Markets Equity Fund	$2,752,477
585,837	TIAA-CREF Enhanced International Equity Index Fund	4,100,862
464,867	TIAA-CREF International Equity Fund	4,904,344
367,959	TIAA-CREF International Opportunities Fund	3,918,763
219,194	TIAA-CREF International Small-Cap Equity Fund	2,325,651
	TOTAL INTERNATIONAL EQUITY	18,002,097

U.S. EQUITY - 69.9%
313,810	TIAA-CREF Enhanced Large-Cap Growth Index Fund	3,768,860
377,041	TIAA-CREF Enhanced Large-Cap Value Index Fund	3,811,882
724,309	TIAA-CREF Growth & Income Fund	9,278,394
617,810	TIAA-CREF Large-Cap Growth Fund	10,286,530
550,447	TIAA-CREF Large-Cap Value Fund	10,381,437
133,187	TIAA-CREF Small-Cap Equity Fund	2,541,212
172,430	TIAA-CREF Small/Mid-Cap Equity Fund	1,922,595
	TOTAL U.S. EQUITY	41,990,910

	TOTAL AFFILIATED INVESTMENT COMPANIES	59,993,007
	(Cost $52,015,031)

	TOTAL INVESTMENTS - 99.9%	59,993,007
	(Cost $52,015,031)
	OTHER ASSETS & LIABILITIES, NET - 0.1%	82,114
	NET ASSETS - 100.0%	$60,075,121

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
5

TIAA-CREF Lifestyle Funds – Notes to Schedules of Investments (unaudited)

Note 1—organization and significant accounting policies

The Lifestyle Funds (collectively the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer Institutional, Advisor, Premier, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedules of investments.

Investment transactions: Security transactions are accounted for as of the trade date for financial reporting purposes.

New rule issuances: In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes investment company reporting by requiring the filing of new forms N-PORT and N-CEN, and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and other filings. The requirements of this final rule in relation to forms N-PORT and N-CEN must be adopted by June 1, 2018, while the amended disclosures must be adopted by August 1, 2017. Management is currently assessing the impact of this rule to the Funds’ financial statements and other filings.

In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds liquidity. The requirements of this final rule must be adopted by December 1, 2018. Management is currently assessing the impact of this rule to the Fund’s financial statements and other filings.

In October 2016, the Commission issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the Commission. Management may elect to adopt the provisions of this final rule by November 19, 2018. Management is currently assessing the impact of this rule to the Funds’ financial statements and other filings.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

6

TIAA-CREF Lifestyle Funds – Notes to Schedules of Investments (unaudited)

Certain portfolio investments that are measured at fair value using the net asset value per share practical expedient are not categorized within the fair value hierarchy. As of February 28, 2017, no investments were valued utilizing the practical expedient.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at their NAV on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the period ended February 28, 2017, there were no transfers between levels by the Funds.

As of February 28, 2017, all of the investments in the Funds were valued based on Level 1 inputs.

Note 3—affiliates

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Funds invest their assets in Institutional Class shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows:

	Value at	Purchase	Sales	Realized	Dividend	Value at
Issue	May 31, 2016	cost	proceeds	gain (loss)	income	February 28, 2017
Lifestyle Income Fund
TIAA-CREF Bond	$9,920,026	$3,506,182	$865,770	$89,428	$229,648	$12,354,304
TIAA-CREF Bond Plus	10,453,399	2,998,200	1,394,862	88,281	251,592	11,912,931
TIAA-CREF Emerging Markets Equity	651,474	292,415	357,230	(30,139)	6,636	692,725
TIAA-CREF Enhanced International Equity Index	675,445	501,427	224,928	(24,218)	27,418	972,470
TIAA-CREF Enhanced Large-Cap Growth Index	618,099	301,770	185,851	18,786	11,704	804,099
TIAA-CREF Enhanced Large-Cap Value Index	590,074	348,280	180,018	33,186	16,705	812,408
TIAA-CREF Global Natural Resources	158,822	78,549	253,581	(7,838)	1,640	—
TIAA-CREF Growth & Income	1,547,515	526,290	317,624	33,163	17,051	1,928,109
TIAA-CREF High-Yield	533,571	27,561	553,339	25,746	8,956	24,739
TIAA-CREF International Equity	1,167,343	399,652	570,092	(4,401)	16,737	1,011,968
TIAA-CREF International Opportunities	780,516	215,748	233,354	(5,420)	11,415	811,340
TIAA-CREF International Small-Cap Equity	—	472,434	2,735	8	—	477,713
TIAA-CREF Large-Cap Growth	1,858,203	533,508	387,339	22,777	11,797	2,141,800
TIAA-CREF Large-Cap Value	1,787,638	539,537	416,534	56,855	35,964	2,157,981
TIAA-CREF Mid-Cap Growth	55,774	33,586	89,550	(839)	69	—
TIAA-CREF Mid-Cap Value	60,111	40,357	104,042	6,867	287	—
TIAA-CREF Money Market	2,998	6	3,004	—	7	—
TIAA-CREF Short-Term Bond	20,885,859	5,335,524	1,542,646	(5,607)	303,763	24,674,030
TIAA-CREF Small-Cap Equity	553,865	246,912	240,861	19,618	6,120	675,069
TIAA-CREF Small/Mid-Cap Equity	—	378,921	19,635	(80)	745	400,340
	$52,300,732	$16,776,859	$7,942,995	$316,173	$958,254	$61,852,026
7

TIAA-CREF Lifestyle Funds – Notes to Schedules of Investments (unaudited)

	Value at	Purchase	Sales	Realized	Dividend	Value at
Issue	May 31, 2016	cost	proceeds	gain (loss)	income	February 28, 2017
Lifestyle Conservative Fund
TIAA-CREF Bond	$11,887,322	$5,460,916	$733,650	$129,793	$291,382	$16,336,129
TIAA-CREF Bond Plus	39,718,054	11,948,988	3,209,298	385,746	979,861	47,879,727
TIAA-CREF Emerging Markets Equity	2,904,652	1,294,678	1,353,519	(138,422)	32,578	3,345,244
TIAA-CREF Enhanced International Equity Index	3,424,185	2,032,392	734,269	(50,189)	131,910	4,820,910
TIAA-CREF Enhanced Large-Cap Growth Index	3,130,415	1,288,871	526,365	83,710	60,172	4,253,817
TIAA-CREF Enhanced Large-Cap Value Index	2,991,197	1,480,910	455,818	174,983	85,624	4,298,641
TIAA-CREF Global Natural Resources	803,923	184,309	1,071,493	(51,043)	3,991	—
TIAA-CREF Growth & Income	7,843,077	2,527,212	1,021,140	147,698	87,687	10,231,205
TIAA-CREF High-Yield	1,352,656	58,389	1,387,473	55,690	22,789	65,526
TIAA-CREF International Equity	5,901,820	1,947,857	2,534,520	(110,539)	85,886	5,380,861
TIAA-CREF International Opportunities	3,955,743	1,153,558	1,063,905	(36,917)	58,422	4,292,769
TIAA-CREF International Small-Cap Equity	—	2,493,610	9,461	26	—	2,526,105
TIAA-CREF Large-Cap Growth	9,412,141	2,567,487	1,345,768	109,205	60,394	11,340,397
TIAA-CREF Large-Cap Value	9,051,412	2,476,348	1,351,715	234,914	183,928	11,446,758
TIAA-CREF Mid-Cap Growth	484,052	38,926	530,271	(5,174)	352	—
TIAA-CREF Mid-Cap Value	503,696	105,677	633,449	35,244	1,741	—
TIAA-CREF Money Market	4,728	10	4,738	—	11	—
TIAA-CREF Short-Term Bond	26,452,969	7,660,118	1,459,488	(1,235)	390,993	32,647,730
TIAA-CREF Small-Cap Equity	2,805,413	786,890	1,043,269	56,727	27,169	3,090,767
TIAA-CREF Small/Mid-Cap Equity	—	1,964,500	55,711	(87)	3,813	2,121,141
	$132,627,455	$47,471,646	$20,525,320	$1,020,130	$2,508,703	$164,077,727
Lifestyle Moderate Fund
TIAA-CREF Bond Plus	$73,132,064	$26,279,381	$6,030,146	$718,759	$1,855,957	$92,170,196
TIAA-CREF Emerging Markets Equity	5,891,589	2,391,218	2,342,037	(242,894)	68,546	6,973,859
TIAA-CREF Enhanced International Equity Index	7,277,494	4,161,459	1,508,272	(114,712)	283,608	10,146,623
TIAA-CREF Enhanced Large-Cap Growth Index	6,931,329	2,405,520	961,538	181,834	131,598	9,164,838
TIAA-CREF Enhanced Large-Cap Value Index	6,635,582	2,870,334	867,107	376,484	188,072	9,251,618
TIAA-CREF Global Natural Resources	1,709,943	216,864	2,129,344	(48,456)	12,020	—
TIAA-CREF Growth & Income	16,660,574	5,277,175	1,805,905	299,518	187,668	22,042,207
TIAA-CREF High-Yield	1,917,945	102,041	1,984,482	79,427	32,090	94,172
TIAA-CREF International Equity	11,993,295	3,736,216	4,273,006	(230,710)	187,684	11,593,043
TIAA-CREF International Opportunities	8,408,076	2,523,523	2,210,616	(78,453)	128,981	9,254,309
TIAA-CREF International Small-Cap Equity	—	5,371,203	27,132	(5)	—	5,434,669
TIAA-CREF Large-Cap Growth	19,994,019	5,338,829	2,434,527	231,277	132,600	24,430,117
TIAA-CREF Large-Cap Value	19,227,894	5,159,652	2,442,981	530,067	404,162	24,669,962
TIAA-CREF Mid-Cap Growth	1,168,121	73,161	1,261,578	(53,984)	847	—
TIAA-CREF Mid-Cap Value	1,211,104	201,603	1,469,002	68,630	3,550	—
TIAA-CREF Money Market	6,355	13	6,368	—	15	—
TIAA-CREF Small-Cap Equity	5,959,402	1,386,340	2,160,109	51,250	56,692	6,313,403
TIAA-CREF Small/Mid-Cap Equity	—	4,250,627	148,397	(1,449)	8,349	4,562,454
	$188,124,786	$71,745,159	$34,062,547	$1,766,583	$3,682,439	$236,101,470
8

TIAA-CREF Lifestyle Funds – Notes to Schedules of Investments (unaudited)

	Value at	Purchase	Sales	Realized	Dividend	Value at
Issue	May 31, 2016	cost	proceeds	gain (loss)	income	February 28, 2017
Lifestyle Growth Fund
TIAA-CREF Bond Plus	$14,800,596	$5,997,504	$2,072,917	$136,939	$371,956	$18,498,915
TIAA-CREF Emerging Markets Equity	3,186,366	1,175,323	1,192,853	(125,881)	35,638	3,731,216
TIAA-CREF Enhanced International Equity Index	4,028,111	2,164,153	828,893	(58,105)	148,980	5,476,738
TIAA-CREF Enhanced Large-Cap Growth Index	3,925,668	1,246,094	608,250	97,248	69,882	4,994,147
TIAA-CREF Enhanced Large-Cap Value Index	3,760,568	1,452,753	504,148	198,255	99,884	5,045,665
TIAA-CREF Global Natural Resources	949,413	106,216	1,174,484	(45,090)	7,162	—
TIAA-CREF Growth & Income	9,247,040	2,565,462	870,087	171,155	102,110	11,969,395
TIAA-CREF High-Yield	797,582	43,847	827,171	36,371	13,291	38,574
TIAA-CREF International Equity	6,491,415	2,012,286	2,277,806	(127,846)	99,614	6,303,893
TIAA-CREF International Opportunities	4,646,789	1,338,336	1,233,128	(44,589)	68,585	5,038,446
TIAA-CREF International Small-Cap Equity	—	2,929,358	6,448	40	—	2,972,285
TIAA-CREF Large-Cap Growth	11,080,508	2,665,754	1,277,539	124,734	70,440	13,293,585
TIAA-CREF Large-Cap Value	10,686,321	2,778,438	1,542,941	269,373	214,681	13,402,367
TIAA-CREF Mid-Cap Growth	687,752	41,200	741,299	(30,942)	408	—
TIAA-CREF Mid-Cap Value	711,296	118,492	862,152	57,753	1,716	—
TIAA-CREF Money Market	3,310	7	3,317	—	8	—
TIAA-CREF Small-Cap Equity	3,305,735	644,551	1,208,497	33,077	29,326	3,340,384
TIAA-CREF Small/Mid-Cap Equity	—	2,335,726	91,148	(97)	4,455	2,488,250
	$78,308,470	$29,615,500	$17,323,078	$692,395	$1,338,136	$96,593,860
Lifestyle Aggressive Growth Fund
TIAA-CREF Emerging Markets Equity	$2,286,307	$736,887	$678,620	$(70,719)	$24,369	$2,752,477
TIAA-CREF Enhanced International Equity Index	2,934,254	1,511,559	427,015	(34,915)	103,341	4,100,862
TIAA-CREF Enhanced Large-Cap Growth Index	2,894,640	872,660	310,939	72,830	48,852	3,768,860
TIAA-CREF Enhanced Large-Cap Value Index	2,774,873	1,026,211	232,809	150,698	69,907	3,811,882
TIAA-CREF Global Natural Resources	688,359	60,687	837,281	(60,059)	5,552	—
TIAA-CREF Growth & Income	6,739,885	2,130,036	339,454	125,851	73,543	9,278,394
TIAA-CREF International Equity	4,662,323	1,447,639	1,261,077	(32,876)	71,378	4,904,344
TIAA-CREF International Opportunities	3,388,370	1,036,266	714,939	(14,557)	49,173	3,918,763
TIAA-CREF International Small-Cap Equity	—	2,288,570	—	—	—	2,325,651
TIAA-CREF Large-Cap Growth	8,083,030	2,195,969	608,867	91,217	50,492	10,286,530
TIAA-CREF Large-Cap Value	7,779,357	2,203,860	665,553	215,242	153,876	10,381,437
TIAA-CREF Mid-Cap Growth	519,145	13,560	542,204	(10,059)	308	—
TIAA-CREF Mid-Cap Value	535,881	54,076	613,464	67,834	1,289	—
TIAA-CREF Money Market	4,054	8	4,062	—	10	—
TIAA-CREF Small-Cap Equity	2,408,504	466,561	756,665	45,080	20,683	2,541,212
TIAA-CREF Small/Mid-Cap Equity	—	1,765,138	19,130	60	3,192	1,922,595
	$45,698,982	$17,809,687	$8,012,079	$545,627	$675,965	$59,993,007

Note 4—investments

Net unrealized appreciation (depreciation): At February 28, 2017, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation was as follows:

Fund	Book cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)
Lifestyle Income	$60,546,634	$1,670,064	$(364,672)	$1,305,392
Lifestyle Conservative	158,158,148	7,002,545	(1,082,966)	5,919,579
Lifestyle Moderate	223,934,695	13,522,563	(1,355,788)	12,166,775
Lifestyle Growth	88,087,720	8,751,958	(245,818)	8,506,140
Lifestyle Aggressive Growth	52,015,031	7,977,976	—	7,977,976
9

TIAA-CREF Funds – Managed Allocation Fund

TIAA-CREF FUNDS

MANAGED ALLOCATION FUND

SCHEDULE OF INVESTMENTS (unaudited)

February 28, 2017

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.0%(a)

FIXED INCOME - 39.1%
29,792,899	TIAA-CREF Bond Plus Fund	$309,250,296
31,977	TIAA-CREF High-Yield Fund	316,253
	TOTAL FIXED INCOME	309,566,549

INTERNATIONAL EQUITY - 18.4%
2,329,277	TIAA-CREF Emerging Markets Equity Fund	23,362,649
5,802,558	TIAA-CREF Enhanced International Equity Index Fund	40,617,908
3,066,867	TIAA-CREF International Equity Fund	32,355,446
2,914,789	TIAA-CREF International Opportunities Fund	31,042,501
1,719,934	TIAA-CREF International Small-Cap Equity Fund	18,248,503
	TOTAL INTERNATIONAL EQUITY	145,627,007

U.S. EQUITY - 42.5%
4,484,179	TIAA-CREF Enhanced Large-Cap Growth Index Fund	53,854,986
5,383,073	TIAA-CREF Enhanced Large-Cap Value Index Fund	54,422,865
5,395,966	TIAA-CREF Growth & Income Fund	69,122,325
3,691,351	TIAA-CREF Large-Cap Growth Fund	61,460,989
3,287,410	TIAA-CREF Large-Cap Value Fund	62,000,543
1,132,162	TIAA-CREF Small-Cap Equity Fund	21,601,659
1,291,229	TIAA-CREF Small/Mid-Cap Equity Fund	14,397,208
	TOTAL U.S. EQUITY	336,860,575

	TOTAL AFFILIATED INVESTMENT COMPANIES	792,054,131
	(Cost $695,122,723)

	TOTAL INVESTMENTS - 100.0%	792,054,131
	(Cost $695,122,723)
	OTHER ASSETS & LIABILITIES, NET - 0.0%	141,245
	NET ASSETS - 100.0%	$792,195,376

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

1

TIAA-CREF Managed Allocation Fund – Notes to Schedule of Investments (unaudited)

Note 1—organization and significant accounting policies

The TIAA-CREF Managed Allocation Fund (the “Fund”) is one of the investment portfolios of the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

The Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Fund offers its shares, without a sales load, through its principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Fund. The Fund offers three share classes: Institutional, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying schedule of investments was prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management. Actual results may differ from those estimates. The Fund is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The following is a summary of the significant accounting policies consistently followed by the Fund.

Security valuation: The Fund’s investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedule of investments.

Investment transactions: Security transactions are accounted for as of the trade date for financial reporting purposes.

New rule issuances: In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes investment company reporting by requiring the filing of new forms N-PORT and N-CEN, and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and other filings. The requirements of this final rule in relation to forms N-PORT and N-CEN must be adopted by June 1, 2018, while the amended disclosures must be adopted by August 1, 2017. Management is currently assessing the impact of this rule to the Fund’s financial statements and other filings.

In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds liquidity. The requirements of this final rule must be adopted by December 1, 2018. Management is currently assessing the impact of this rule to the Fund’s financial statements and other filings.

In October 2016, the Commission issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the Commission. Management may elect to adopt the provisions of this final rule by November 19, 2018. Management is currently assessing the impact of this rule to the Fund’s financial statements and other filings.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

•  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Certain portfolio investments that are measured at fair value using the NAV per share practical expedient are not categorized within the fair value hierarchy. As of February 28, 2017, no investments were valued utilizing the practical expedient.

2

TIAA-CREF Managed Allocation Fund – Notes to Schedule of Investments (unaudited)

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at their NAV on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the period ended February 28, 2017, there were no transfers between levels by the Fund.

As of February 28, 2017, all of the investments in the Fund were valued based on Level 1 inputs.

Note 3—affiliates

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows:

Issue	Value at May 31, 2016	Purchase cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at February 28, 2017
Managed Allocation Fund
TIAA-CREF Bond Plus	$291,256,378	$46,622,786	$24,766,189	$2,621,001	$6,702,192	$309,250,296
TIAA-CREF Emerging Markets Equity	23,411,230	4,661,997	8,603,849	(1,147,113)	238,189	23,362,649
TIAA-CREF Enhanced International Equity Index	36,191,845	9,623,790	6,057,837	(936,837)	1,181,714	40,617,908
TIAA-CREF Enhanced Large-Cap Growth Index	57,347,449	5,313,492	14,058,074	2,044,385	813,979	53,854,986
TIAA-CREF Enhanced Large-Cap Value Index	55,111,340	7,966,378	12,926,561	2,984,662	1,161,068	54,422,865
TIAA-CREF Global Natural Resources	6,790,143	421,007	7,979,985	(902,469)	41,765	—
TIAA-CREF Growth & Income	49,946,845	17,909,862	4,692,451	1,208,742	561,687	69,122,325
TIAA-CREF High-Yield	7,610,530	102,123	7,624,401	271,171	123,234	316,253
TIAA-CREF International Equity	40,602,962	5,690,126	14,274,142	(437,625)	544,777	32,355,446
TIAA-CREF International Opportunities	33,487,934	4,090,296	8,382,183	(236,757)	443,666	31,042,501
TIAA-CREF International Small-Cap Equity	—	17,961,161	20,999	48	—	18,248,503
TIAA-CREF Large-Cap Growth	59,921,729	4,609,532	7,044,375	810,690	344,996	61,460,989
TIAA-CREF Large-Cap Value	57,683,678	4,994,901	8,004,317	2,101,430	1,052,900	62,000,543
TIAA-CREF Mid-Cap Growth	3,204,051	96,651	3,346,244	269,959	2,471	—
TIAA-CREF Mid-Cap Value	3,340,547	293,683	3,790,235	829,015	11,183	—
TIAA-CREF Money Market	73,562	—	73,562	—	173	—
TIAA-CREF Small-Cap Equity	23,726,932	3,383,796	9,866,444	1,065,145	201,128	21,601,659
TIAA-CREF Small/Mid-Cap Equity	—	13,189,634	267,126	3,992	26,547	14,397,208
	$749,707,155	$146,931,215	$141,778,974	$10,549,439	$13,451,669	$792,054,131

Note 4—investments

Net unrealized appreciation (depreciation): At February 28, 2017, the cost of portfolio investments for federal income tax purposes was $695,122,723. Net unrealized appreciation (depreciation) of portfolio investments for federal income tax purposes was $96,931,408, consisting of gross unrealized appreciation of $99,056,677, and gross unrealized depreciation of $(2,125,269).

3

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Dated: April 12, 2017	By:	/s/ Robert G. Leary
Robert G. Leary
Principal Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: April 12, 2017	By:	/s/ Robert G. Leary
Robert G. Leary
Principal Executive Officer and President
(principal executive officer)

Dated: April 12, 2017	By:	/s/ Glenn E. Brightman
Glenn E. Brightman
Principal Financial Officer, Principal Accounting
Officer and Treasurer
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer